UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (53.0%)(a)
			Shares	Value

Basic materials (2.8%)

Agrium, Inc. (Canada)(S)			117	$9,832

Akzo Nobel NV (Netherlands)			374	24,577

Amcor, Ltd. (Australia)			5,414	52,831

American Vanguard Corp.			296	7,968

Andersons, Inc. (The)			289	20,201

Archer Daniels-Midland Co.			497	18,309

Arkema (France)			200	22,281

Asahi Kasei Corp. (Japan)			14,000	105,255

Assa Abloy AB Class B (Sweden)			2,062	94,650

Axiall Corp.			1,497	56,572

BASF SE (Germany)			1,317	126,323

Bemis Co., Inc.(S)			2,100	81,921

BHP Billiton PLC (United Kingdom)			2,495	73,513

BHP Billiton, Ltd. (Australia)			4,220	140,703

Cambrex Corp.(NON)			2,669	35,231

Cameco Corp. (Canada)			729	13,173

CF Industries Holdings, Inc.			1,158	244,141

Chemtura Corp.(NON)			2,457	56,486

Chicago Bridge & Iron Co., NV			2,500	169,425

Cie de St-Gobain (France)			322	15,946

Cytec Industries, Inc.			1,100	89,496

Domtar Corp. (Canada)(S)			800	63,536

Eastman Chemical Co.			2,600	202,540

Fortescue Metals Group, Ltd. (Australia)			3,013	13,351

Fortune Brands Home & Security, Inc.			3,700	154,031

Glencore Xstrata PLC (United Kingdom)			9,234	50,333

Goldcorp, Inc. (Canada)			410	10,667

Holcim, Ltd. (Switzerland)			726	54,028

Horsehead Holding Corp.(NON)(S)			2,858	35,611

Huntsman Corp.			3,800	78,318

Innophos Holdings, Inc.			784	41,380

Innospec, Inc.			735	34,295

Intrepid Potash, Inc.			290	4,547

Johnson Matthey PLC (United Kingdom)			2,815	127,966

KapStone Paper and Packaging Corp.			665	28,462

Koninklijke Boskalis Westminster NV (Netherlands)			1,239	54,878

Koppers Holdings, Inc.			233	9,937

Kraton Performance Polymers, Inc.(NON)			782	15,319

L.B. Foster Co. Class A			586	26,804

Landec Corp.(NON)			1,750	21,350

Louisiana-Pacific Corp.(NON)			325	5,717

LSB Industries, Inc.(NON)			2,185	73,263

LyondellBasell Industries NV Class A			5,200	380,796

Minerals Technologies, Inc.			327	16,144

Monsanto Co.			7,339	765,971

Mosaic Co. (The)			181	7,787

Newcrest Mining, Ltd. (Australia)			345	3,766

NN, Inc.			2,157	33,563

OM Group, Inc.(NON)			708	23,916

Packaging Corp. of America			1,900	108,471

Potash Corp. of Saskatchewan, Inc. (Canada)			546	17,079

PPG Industries, Inc.			1,925	321,591

Rio Tinto PLC (United Kingdom)			1,235	60,440

Rio Tinto, Ltd. (Australia)			1,388	79,945

S&W Seed Co.(NON)(S)			1,807	15,125

Sherwin-Williams Co. (The)			1,400	255,052

Solvay SA (Belgium)			34	5,099

Sumitomo Chemical Co., Ltd. (Japan)			26,000	98,927

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	56,402

Syngenta AG (Switzerland)			269	109,878

Trex Co., Inc.(NON)			808	40,020

Tronox, Ltd. Class A(S)			690	16,884

Valspar Corp.			1,800	114,174

Veidekke ASA (Norway)			2,197	17,099

voestalpine AG (Austria)			2,203	105,340

W.R. Grace & Co.(NON)			1,742	152,251

Wendel SA (France)			574	77,809

				5,448,696
Capital goods (4.1%)

ABB, Ltd. (Switzerland)			4,100	96,975

Aecom Technology Corp.(NON)			2,800	87,556

AGCO Corp.			325	19,637

Aisin Seiki Co., Ltd. (Japan)			2,500	106,440

Alliant Techsystems, Inc.			404	39,414

Altra Holdings, Inc.			1,561	42,007

Astronics Corp.(NON)			351	17,448

Avery Dennison Corp.			2,700	117,504

AZZ, Inc.			740	30,976

Ball Corp.			2,700	121,176

Boeing Co. (The)			11,300	1,327,750

Chart Industries, Inc.(NON)(S)			554	68,164

Chase Corp.			871	25,590

CNH Industrial NV (Netherlands)(NON)			1,030	12,872

Coway Co., Ltd. (South Korea)			487	26,963

Cummins, Inc.			3,300	438,471

Daelim Industrial Co., Ltd. (South Korea)			319	28,793

Daikin Industries, Ltd. (Japan)			500	26,502

Deere & Co.			190	15,464

Delphi Automotive PLC (United Kingdom)			7,400	432,308

Douglas Dynamics, Inc.			1,370	20,180

DXP Enterprises, Inc.(NON)			292	23,059

European Aeronautic Defence and Space Co. (France)			3,833	244,210

Franklin Electric Co., Inc.			1,133	44,640

Generac Holdings, Inc.(S)			916	39,058

General Dynamics Corp.			5,500	481,360

Greenbrier Companies, Inc.(NON)(S)			1,954	48,322

HEICO Corp.(S)			295	19,983

Hitachi, Ltd. (Japan)			7,000	46,076

Hyster-Yale Materials Holdings, Inc.			329	29,501

IHI Corp. (Japan)			17,000	71,428

II-VI, Inc.(NON)			2,144	40,350

IMI PLC (United Kingdom)			4,622	108,871

Ingersoll-Rand PLC			5,600	363,664

JGC Corp. (Japan)			3,000	108,042

Kadant, Inc.			878	29,492

KBR, Inc.			3,600	117,504

Leggett & Platt, Inc.(S)			3,800	114,570

Lindsay Corp.			137	11,182

Lockheed Martin Corp.			4,618	589,026

McDermott International, Inc.(NON)			5,300	39,379

Metso Corp. OYJ (Finland)			205	8,054

Miller Industries, Inc.			1,062	18,033

Mine Safety Appliances Co.			365	18,838

Mitsubishi Electric Corp. (Japan)			2,000	20,957

NACCO Industries, Inc. Class A			163	9,033

Northrop Grumman Corp.			4,700	447,722

NSK, Ltd. (Japan)			10,000	101,836

Polypore International, Inc.(NON)(S)			224	9,177

Raytheon Co.(S)			6,041	465,580

Rexel SA (France)			650	16,532

Safran SA (France)			420	25,873

Schneider Electric SA (France)			1,088	92,009

Singapore Technologies Engineering, Ltd. (Singapore)			22,000	73,126

Standard Motor Products, Inc.			1,529	49,173

Standex International Corp.			422	25,067

Staples, Inc.(S)			15,100	221,215

Stoneridge, Inc.(NON)			2,364	25,555

Tenneco, Inc.(NON)			383	19,342

Terex Corp.(NON)			2,700	90,720

THK Co., Ltd. (Japan)			2,700	59,716

TriMas Corp.(NON)			2,013	75,085

Valmont Industries, Inc.			150	20,837

Vinci SA (France)			1,932	112,311

WABCO Holdings, Inc.(NON)			1,800	151,668

WESCO International, Inc.(NON)(S)			410	31,377

				7,860,743
Communication services (2.5%)

Arris Group, Inc.(NON)			487	8,308

Aruba Networks, Inc.(NON)			517	8,603

AT&T, Inc.			11,631	393,360

BroadSoft, Inc.(NON)			182	6,557

BT Group PLC (United Kingdom)			21,687	120,214

CalAmp Corp.(NON)			1,567	27,626

Comcast Corp. Class A			28,700	1,295,805

Deutsche Telekom AG (Germany)			5,504	79,785

DISH Network Corp. Class A			4,700	211,547

EchoStar Corp. Class A(NON)			3,109	136,609

Frontier Communications Corp.(S)			5,622	23,444

HSN, Inc.			406	21,770

IAC/InterActiveCorp.			4,900	267,883

Inteliquent, Inc.			1,299	12,548

InterXion Holding NV (Netherlands)(NON)			1,000	22,240

Iridium Communications, Inc.(NON)(S)			2,314	15,920

Jazztel PLC (Spain)(NON)			1,993	21,653

Liberty Global PLC Ser. C (United Kingdom)(NON)			249	18,782

Loral Space & Communications, Inc.			428	28,988

NeuStar, Inc. Class A(NON)(S)			661	32,706

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			200	10,336

NTT DoCoMo, Inc. (Japan)			4,700	76,122

Orange (France)			4,392	55,074

RingCentral, Inc. Class A(NON)			206	3,712

Ruckus Wireless, Inc.(NON)			1,047	17,621

TDC A/S (Denmark)			3,601	30,470

Tele2 AB Class B (Sweden)			2,657	33,984

Telefonica SA (Spain)(NON)			4,604	71,690

Telenor ASA (Norway)			2,998	68,503

Telstra Corp., Ltd. (Australia)			18,598	86,230

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			2,541	14,969

TW telecom, inc.(NON)			4,300	128,420

Ubiquiti Networks, Inc.(S)			1,641	55,121

USA Mobility, Inc.			1,249	17,686

Verizon Communications, Inc.			27,321	1,274,798

Vodafone Group PLC (United Kingdom)			47,748	166,966

Ziggo NV (Netherlands)			1,615	65,415

				4,931,465
Conglomerates (1.1%)

AMETEK, Inc.			5,100	234,702

Danaher Corp.			9,500	658,540

Exor SpA (Italy)			1,203	45,130

General Electric Co.			23,845	569,657

Marubeni Corp. (Japan)			4,000	31,416

Mitsubishi Corp. (Japan)			2,500	50,511

Siemens AG (Germany)			1,948	234,705

Tyco International, Ltd.			9,000	314,820

				2,139,481
Consumer cyclicals (6.4%)

Adidas AG (Germany)			533	57,815

ADT Corp. (The)(NON)			4,850	197,201

Advance Auto Parts, Inc.			1,900	157,092

Alpine Electronics, Inc. (Japan)			700	7,599

American Eagle Outfitters, Inc.			5,200	72,748

ANN, Inc.(NON)			1,146	41,508

Apollo Tyres, Ltd. (India)			4,363	4,645

Ascent Capital Group, Inc. Class A(NON)			126	10,158

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)			3,201	41,183

Babcock International Group PLC (United Kingdom)			3,753	72,666

Bayerische Motoren Werke (BMW) AG (Germany)			698	75,043

Bed Bath & Beyond, Inc.(NON)			4,500	348,120

Big Lots, Inc.(NON)			3,221	119,467

Blyth, Inc.(S)			748	10,345

BR Malls Participacoes SA (Brazil)			1,700	15,418

Bridgestone Corp. (Japan)			1,100	40,007

Brown Shoe Co., Inc.			599	14,059

Brunswick Corp.			1,066	42,544

Buckle, Inc. (The)			363	19,620

Bureau Veritas SA (France)			2,179	68,685

Carmike Cinemas, Inc.(NON)			1,105	24,398

Chico's FAS, Inc.			5,000	83,300

Coach, Inc.			5,355	292,008

Compagnie Financiere Richemont SA (Switzerland)			1,235	123,725

Compass Group PLC (United Kingdom)			10,439	143,648

Continental AG (Germany)			767	130,016

Corporate Executive Board Co. (The)			260	18,881

Crocs, Inc.(NON)			563	7,662

CST Brands, Inc.(NON)(S)			1,000	29,800

Daihatsu Motor Co., Ltd. (Japan)			3,000	57,989

Daimler AG (Registered Shares) (Germany)			933	72,729

Deckers Outdoor Corp.(NON)			240	15,821

Deluxe Corp.(S)			1,501	62,532

Demand Media, Inc.(NON)			2,270	14,346

Destination Maternity Corp.			1,696	53,933

Dillards, Inc. Class A			1,163	91,063

Expedia, Inc.			2,250	116,528

Experian Group, Ltd. (United Kingdom)			3,415	65,071

Five Below, Inc.(NON)			190	8,313

FleetCor Technologies, Inc.(NON)			111	12,228

Foot Locker, Inc.(S)			3,800	128,972

Francesca's Holdings Corp.(NON)(S)			363	6,766

Fuji Heavy Industries, Ltd. (Japan)			5,000	137,850

G&K Services, Inc. Class A			477	28,806

GameStop Corp. Class A			832	41,309

Gannett Co., Inc.(S)			6,400	171,456

Gap, Inc. (The)			6,400	257,792

Genesco, Inc.(NON)(S)			420	27,544

Global Cash Access Holdings, Inc.(NON)			1,994	15,573

Global Mediacom Tbk PT (Indonesia)			278,500	46,417

Green Dot Corp. Class A(NON)			900	23,697

Harbinger Group, Inc.(NON)			4,389	45,514

Hino Motors, Ltd. (Japan)			6,000	88,143

HMS Holdings Corp.(NON)			397	8,539

Home Depot, Inc. (The)			16,700	1,266,695

ITV PLC (United Kingdom)			32,601	92,519

Jin Co., Ltd. (Japan)			300	11,262

KAR Auction Services, Inc.			2,348	66,237

Kingfisher PLC (United Kingdom)			4,628	28,913

La-Z-Boy, Inc.			498	11,310

Lear Corp.			2,700	193,239

LIN Media, LLC Class A(NON)			1,137	23,070

Lowe's Cos., Inc.			18,400	876,024

Lumber Liquidators Holdings, Inc.(NON)			156	16,637

Luxottica Group SpA (Italy)			557	29,629

Macy's, Inc.			7,900	341,833

Marcus Corp.			1,907	27,709

Matahari Department Store Tbk PT (Indonesia)(NON)			18,500	16,775

MAXIMUS, Inc.			354	15,944

McGraw-Hill Cos., Inc. (The)			5,300	347,627

Men's Wearhouse, Inc. (The)			725	24,686

MGM China Holdings, Ltd. (Hong Kong)			23,200	77,025

Namco Bandai Holdings, Inc. (Japan)			3,000	56,005

Navistar International Corp.(NON)(S)			683	24,916

Next PLC (United Kingdom)			2,039	170,328

Nintendo Co., Ltd. (Japan)			100	11,323

Nissan Motor Co., Ltd. (Japan)			5,800	58,062

O'Reilly Automotive, Inc.(NON)			2,500	318,975

OPAP SA (Greece)			4,614	51,497

Panasonic Corp. (Japan)(NON)			6,800	65,582

Pearson PLC (United Kingdom)			508	10,338

Perry Ellis International, Inc.			1,477	27,827

PetSmart, Inc.			2,500	190,650

Pier 1 Imports, Inc.			484	9,448

Pitney Bowes, Inc.(S)			1,344	24,447

Prada SpA (Italy)			2,000	19,379

Priceline.com, Inc.(NON)			800	808,760

PulteGroup, Inc.			8,500	140,250

Randstad Holding NV (Netherlands)			515	29,011

ReachLocal, Inc.(NON)(S)			766	9,123

Renault SA (France)			767	61,148

Ryland Group, Inc. (The)(S)			1,214	49,216

Sands China, Ltd. (Hong Kong)			4,000	24,730

Sears Hometown and Outlet Stores, Inc.(NON)			615	19,526

Select Comfort Corp.(NON)(S)			1,240	30,194

Sinclair Broadcast Group, Inc. Class A			2,070	69,386

SJM Holdings, Ltd. (Hong Kong)			34,000	95,566

Sonic Automotive, Inc. Class A			3,634	86,489

Sports Direct International PLC (United Kingdom)(NON)			2,384	27,306

Steven Madden, Ltd.(NON)			366	19,702

Sun TV Network, Ltd. (India)			944	5,929

Swatch Group AG (The) (Switzerland)			605	68,237

Swatch Group AG (The) (Switzerland)			106	68,217

Tata Motors, Ltd. (India)			1,206	6,405

Thomas Cook Group PLC (United Kingdom)(NON)			10,867	26,987

Tile Shop Holdings, Inc.(NON)			978	28,841

TiVo, Inc.(NON)			880	10,947

TJX Cos., Inc. (The)			12,100	682,319

Total Systems Services, Inc.			9,700	285,374

Town Sports International Holdings, Inc.			1,576	20,456

Toyota Motor Corp. (Japan)			3,900	248,772

Trump Entertainment Resorts, Inc.(NON)			34	68

TUI Travel PLC (United Kingdom)			6,660	39,645

URS Corp.			1,900	102,125

Vail Resorts, Inc.			217	15,055

Valeo SA (France)			295	25,191

ValueClick, Inc.(NON)(S)			1,194	24,895

VOXX International Corp.(NON)			2,853	39,086

Wal-Mart Stores, Inc.			1,897	140,302

World Fuel Services Corp.(S)			1,095	40,854

WPP PLC (United Kingdom)			4,843	99,572

Wyndham Worldwide Corp.			3,100	189,007

Wynn Resorts, Ltd.			1,800	284,418

				12,297,312
Consumer staples (5.2%)

AFC Enterprises(NON)			994	43,328

Ajinomoto Co., Inc. (Japan)			2,000	26,248

Alsea SAB de CV (Mexico)			2,700	7,556

Angie's List, Inc.(NON)(S)			443	9,968

Anheuser-Busch InBev NV (Belgium)			1,395	138,862

Associated British Foods PLC (United Kingdom)			4,192	127,313

Barrett Business Services, Inc.			641	43,146

Beacon Roofing Supply, Inc.(NON)			370	13,642

Blue Nile, Inc.(NON)			383	15,676

Bright Horizons Family Solutions, Inc.(NON)			712	25,511

British American Tobacco (BAT) PLC (United Kingdom)			2,884	152,977

Britvic PLC (United Kingdom)			1,215	11,261

Brown-Forman Corp. Class B			200	13,626

Bunge, Ltd.			86	6,528

Calbee, Inc. (Japan)			3,600	104,233

Carrefour SA (France)			2,297	78,853

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			10,000	645

Coca-Cola Co. (The)			4,400	166,672

Coca-Cola Enterprises, Inc.			300	12,063

Colgate-Palmolive Co.			5,900	349,870

Constellation Brands, Inc. Class A(NON)			2,700	154,980

Core-Mark Holding Co., Inc.			445	29,566

Costco Wholesale Corp.			3,200	368,384

CVS Caremark Corp.			13,400	760,450

Diageo PLC (United Kingdom)			2,222	70,685

Distribuidora Internacional de Alimentacion SA (Spain)			6,195	53,713

Fomento Economico Mexicano SAB de CV ADR (Mexico)			150	14,564

General Mills, Inc.			8,100	388,152

Geo Group, Inc. (The)			725	24,106

Grand Canyon Education, Inc.(NON)			279	11,238

Hain Celestial Group, Inc. (The)(NON)			204	15,732

Henkel AG & Co. KGaA (Preference) (Germany)			355	36,582

Ingredion, Inc.			151	9,992

ITOCHU Corp. (Japan)			1,100	13,451

ITT Educational Services, Inc.(NON)(S)			3,022	93,682

Japan Tobacco, Inc. (Japan)			5,800	208,291

JM Smucker Co. (The)			1,800	189,072

Kao Corp. (Japan)			1,100	34,244

Kerry Group PLC Class A (Ireland)			917	55,770

Kforce, Inc.			1,761	31,152

Koninklijke Ahold NV (Netherlands)			3,597	62,312

Kraft Foods Group, Inc.			7,300	382,812

L'Oreal SA (France)			802	137,739

Lawson, Inc. (Japan)			200	15,647

Liberty Interactive Corp. Class A(NON)			11,700	274,599

Lorillard, Inc.(S)			10,600	474,668

Magnit OJSC (Russia)			116	29,391

Molson Coors Brewing Co. Class B			2,400	120,312

MWI Veterinary Supply, Inc.(NON)			214	31,963

Nestle SA (Switzerland)			4,477	313,120

On Assignment, Inc.(NON)			972	32,076

OpenTable, Inc.(NON)			215	15,046

Papa John's International, Inc.			443	30,957

Pernod Ricard SA (France)			247	30,672

Philip Morris International, Inc.			14,706	1,273,393

Pinnacle Foods, Inc.(S)			878	23,241

Pool Corp.			277	15,548

Prestige Brands Holdings, Inc.(NON)			1,088	32,771

Procter & Gamble Co. (The)			20,924	1,581,645

Reckitt Benckiser Group PLC (United Kingdom)			1,909	139,690

Robert Half International, Inc.			3,300	128,799

SABMiller PLC (United Kingdom)			1,959	99,694

Spartan Stores, Inc.(S)			878	19,369

Suedzucker AG (Germany)			1,686	49,678

TrueBlue, Inc.(NON)			3,545	85,115

Unilever PLC (United Kingdom)			3,485	137,662

United Natural Foods, Inc.(NON)			269	18,082

USANA Health Sciences, Inc.(NON)			221	19,181

Walgreen Co.			10,000	538,000

WM Morrison Supermarkets PLC (United Kingdom)			1,646	7,461

Wolseley PLC (United Kingdom)			607	31,416

Woolworths, Ltd. (Australia)			1,389	45,353

				10,109,196
Energy (4.6%)

Alpha Natural Resources, Inc.(NON)(S)			15,475	92,231

BG Group PLC (United Kingdom)			1,892	36,158

BP PLC (United Kingdom)			20,984	147,128

Cabot Oil & Gas Corp.			6,900	257,508

Callon Petroleum Co.(NON)			4,568	24,987

Canadian Natural Resources, Ltd. (Canada)			951	29,886

Chevron Corp.			4,101	498,272

ConocoPhillips			15,148	1,052,937

Delek US Holdings, Inc.			742	15,649

EPL Oil & Gas, Inc.(NON)			1,488	55,220

Exxon Mobil Corp.			14,804	1,273,736

Ezion Holdings, Ltd. (Singapore)			22,000	38,580

FutureFuel Corp.			2,813	50,521

Gulfport Energy Corp.(NON)			338	21,747

Halliburton Co.			317	15,264

Helix Energy Solutions Group, Inc.(NON)			1,577	40,008

Helmerich & Payne, Inc.(S)			1,900	131,005

HollyFrontier Corp.(S)			3,600	151,596

Key Energy Services, Inc.(NON)(S)			3,484	25,398

Kodiak Oil & Gas Corp.(NON)			2,111	25,459

Marathon Petroleum Corp.			5,250	337,680

Occidental Petroleum Corp.			9,895	925,578

Oceaneering International, Inc.			2,100	170,604

Oil States International, Inc.(NON)			1,400	144,844

ONEOK, Inc.			4,100	218,612

Peabody Energy Corp.			5,200	89,700

Phillips 66			8,524	492,858

Repsol YPF SA (Spain)			2,135	52,929

Rosetta Resources, Inc.(NON)			316	17,209

Royal Dutch Shell PLC Class A (United Kingdom)			4,725	156,046

Royal Dutch Shell PLC Class A (United Kingdom)			3,009	99,244

Royal Dutch Shell PLC Class B (United Kingdom)			3,646	125,989

Schlumberger, Ltd.			14,400	1,272,384

Statoil ASA (Norway)			3,606	81,856

Stone Energy Corp.(NON)			1,008	32,689

Suncor Energy, Inc. (Canada)			1,391	49,736

Swift Energy Co.(NON)(S)			1,248	14,252

Tesoro Corp.			2,700	118,746

Total SA (France)			2,624	152,272

Unit Corp.(NON)			488	22,687

Vaalco Energy, Inc.(NON)			5,169	28,843

Valero Energy Corp.			8,600	293,690

W&T Offshore, Inc.(S)			889	15,753

Woodside Petroleum, Ltd. (Australia)			1,889	67,512

				8,965,003
Financials (9.5%)

3i Group PLC (United Kingdom)			11,795	69,467

Access National Corp.			839	11,964

ACE, Ltd.			347	32,465

Admiral Group PLC (United Kingdom)			316	6,308

AG Mortgage Investment Trust, Inc.(R)			505	8,393

Ageas (Belgium)			2,281	92,390

Agree Realty Corp.(R)			847	25,562

AIA Group, Ltd. (Hong Kong)			32,200	151,329

Alleghany Corp.(NON)			600	245,790

Allianz SE (Germany)			1,206	189,585

Allied World Assurance Co. Holdings AG			2,151	213,788

American Capital Agency Corp.(R)			5,100	115,107

American Equity Investment Life Holding Co.(S)			1,991	42,249

American Financial Group, Inc.			2,944	159,153

American International Group, Inc.			16,200	787,806

Amtrust Financial Services, Inc.(S)			582	22,733

Aon PLC			8,300	617,852

Arlington Asset Investment Corp. Class A(S)			580	13,792

ARMOUR Residential REIT, Inc.(R)			2,698	11,332

Ashford Hospitality Trust, Inc.(R)			3,174	39,167

Assicurazioni Generali SpA (Italy)			4,794	95,662

Associated Banc-Corp.(S)			6,400	99,136

Australia & New Zealand Banking Group, Ltd. (Australia)			4,221	121,205

AvalonBay Communities, Inc.(R)			1,400	177,926

AXA SA (France)			5,737	132,912

Axis Capital Holdings, Ltd.			3,800	164,578

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)			7,874	1,076

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			7,564	84,524

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,898	47,298

Banco Santander Central Hispano SA (Spain)			11,445	93,334

Bangkok Bank PCL NVDR (Thailand)			2,500	15,665

Bank of Kentucky Financial Corp.			502	13,710

Bank of Yokohama, Ltd. (The) (Japan)			14,000	79,902

Barclays PLC NPR (United Kingdom)(NON)			5,033	6,580

Barclays PLC (United Kingdom)			29,527	126,912

Bellway PLC (United Kingdom)			1,073	22,843

Berkshire Hathaway, Inc. Class B(NON)			2,400	272,424

BNP Paribas SA (France)			1,180	79,818

BofI Holding, Inc.(NON)(S)			1,188	77,054

Cardinal Financial Corp.			1,654	27,341

CBL & Associates Properties, Inc.(R)			1,128	21,545

Chimera Investment Corp.(R)			18,600	56,544

China Pacific Insurance (Group) Co., Ltd. (China)			6,200	22,223

CIT Group, Inc.(NON)			5,700	277,989

Citizens & Northern Corp.			1,067	21,276

City National Corp.(S)			1,900	126,654

CNO Financial Group, Inc.			2,108	30,355

Commonwealth Bank of Australia (Australia)			3,172	210,722

CoreLogic, Inc.(NON)			7,400	200,170

CoreSite Realty Corp.(R)(S)			295	10,012

Credit Acceptance Corp.(NON)			282	31,248

Credit Agricole SA (France)(NON)			7,829	86,331

Credit Saison Co., Ltd. (Japan)			1,900	51,397

Credit Suisse Group (Switzerland)			1,475	45,048

CYS Investments, Inc.(R)			1,611	13,097

DBS Group Holdings, Ltd. (Singapore)			5,000	65,442

Deutsche Bank AG (Germany)			1,893	86,919

Dexus Property Group (Australia)(R)			79,730	74,752

DFC Global Corp.(NON)			3,069	33,728

Discover Financial Services			8,900	449,806

Eagle Bancorp, Inc.			841	23,792

East West Bancorp, Inc.			1,352	43,196

Eaton Vance Corp.(S)			4,000	155,320

Education Realty Trust, Inc.(R)			3,170	28,847

Encore Capital Group, Inc.(NON)(S)			1,127	51,684

EPR Properties(R)			477	23,249

Federal Realty Investment Trust(R)			1,100	111,595

Fidelity National Financial, Inc. Class A			7,400	196,840

Fifth Third Bancorp			24,100	434,764

Financial Institutions, Inc.			1,104	22,588

First Community Bancshares Inc.			1,045	17,086

First Industrial Realty Trust(R)			1,014	16,498

FirstMerit Corp.			1,296	28,136

Flushing Financial Corp.			1,076	19,852

Genworth Financial, Inc. Class A(NON)			24,513	313,521

Glimcher Realty Trust(R)			1,983	19,334

Goldman Sachs Group, Inc. (The)			6,500	1,028,365

Greenhill & Co., Inc.			414	20,650

Grupo Financiero Banorte SAB de CV (Mexico)			4,500	28,039

Hammerson PLC (United Kingdom)(R)			4,867	39,475

Hang Seng Bank, Ltd. (Hong Kong)			4,700	76,658

Hanmi Financial Corp.			2,182	36,156

Hatteras Financial Corp.(R)(S)			1,900	35,549

Health Care REIT, Inc.(R)			3,300	205,854

Heartland Financial USA, Inc.(S)			742	20,672

Heritage Financial Group, Inc.			927	16,148

HFF, Inc. Class A			2,817	70,566

Hongkong Land Holdings, Ltd. (Hong Kong)			2,000	13,200

Housing Development Finance Corp., Ltd. (HDFC) (India)			1,479	18,055

HSBC Holdings PLC (United Kingdom)			25,310	274,283

ING Groep NV (Netherlands)(NON)			7,938	89,681

Insurance Australia Group, Ltd. (Australia)			18,079	99,003

Intact Financial Corp. (Canada)			299	17,933

Invesco Mortgage Capital, Inc.(R)			814	12,527

Investor AB Class B (Sweden)			2,082	63,172

Investors Real Estate Trust(R)			2,298	18,959

iStar Financial, Inc.(NON)(R)			1,925	23,177

Joyo Bank, Ltd. (The) (Japan)			12,000	64,337

JPMorgan Chase & Co.			32,443	1,676,979

KKR & Co. LP			1,700	34,986

Legal & General Group PLC (United Kingdom)			21,241	67,467

Lexington Realty Trust(R)(S)			4,454	50,018

Lloyds Banking Group PLC (United Kingdom)(NON)			154,019	183,465

LTC Properties, Inc.(R)			1,190	45,196

Maiden Holdings, Ltd. (Bermuda)			1,824	21,541

MainSource Financial Group, Inc.			1,639	24,896

MFA Financial, Inc.(R)			2,708	20,175

Mitsubishi Estate Co., Ltd. (Japan)			2,000	58,925

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			15,000	95,681

MS&AD Insurance Group Holdings (Japan)			300	7,813

Muenchener Rueckversicherungs AG (Germany)			417	81,490

Nasdaq OMX Group, Inc. (The)			4,900	157,241

National Health Investors, Inc.(R)			662	37,661

Nelnet, Inc. Class A			985	37,873

Nordea Bank AB (Sweden)			2,453	29,581

Northern Trust Corp.			4,700	255,633

Ocwen Financial Corp.(NON)			582	32,458

OFG Bancorp (Puerto Rico)(S)			996	16,125

One Liberty Properties, Inc.(R)(S)			1,112	22,551

ORIX Corp. (Japan)			1,800	29,208

Pacific Premier Bancorp, Inc.(NON)			1,017	13,668

PartnerRe, Ltd.			2,144	196,262

Peoples Bancorp, Inc.			1,018	21,256

Persimmon PLC (United Kingdom)			1,584	27,849

PHH Corp.(NON)			877	20,820

PNC Financial Services Group, Inc.			8,400	608,580

Popular, Inc. (Puerto Rico)(NON)			4,959	130,075

Portfolio Recovery Associates, Inc.(NON)(S)			1,082	64,855

Protective Life Corp.			3,853	163,945

Prudential PLC (United Kingdom)			8,254	153,801

PS Business Parks, Inc.(R)			648	48,354

Public Storage(R)			1,900	305,045

Regus PLC (United Kingdom)			13,511	39,809

Republic Bancorp, Inc. Class A(S)			663	18,266

Resona Holdings, Inc. (Japan)			23,200	118,484

Sberbank of Russia ADR (Russia)			3,677	44,308

SCOR SE (France)			619	20,496

Sekisui House, Ltd. (Japan)			1,000	13,409

Select Income REIT(R)			829	21,388

Shopping Centres Australasia Property Group (Australia)(R)			11,272	16,089

Simon Property Group, Inc.(R)			3,300	489,159

Skandinaviska Enskilda Banken AB (Sweden)			6,397	67,785

Sovran Self Storage, Inc.(R)			210	15,893

SpareBank 1 SR-Bank ASA (Norway)(NON)			2,225	17,650

St. Joe Co. (The)(NON)			2,690	52,778

Starwood Property Trust, Inc.(R)			633	15,173

State Street Corp.			8,300	545,725

Stewart Information Services Corp.(S)			1,475	47,185

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,100	149,646

Summit Hotel Properties, Inc.(R)			2,867	26,348

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	13,603

Swedbank AB Class A (Sweden)			3,084	71,837

Symetra Financial Corp.(S)			1,806	32,183

Tanger Factory Outlet Centers(R)			1,800	58,770

Tokio Marine Holdings, Inc. (Japan)			1,200	39,127

Tokyu Land Corp. (Japan)(F)			12,000	124,645

Toronto-Dominion Bank (Canada)			2,300	206,954

UBS AG (Switzerland)			8,051	164,697

UniCredit SpA (Italy)			9,834	62,688

Universal Health Realty Income Trust(R)			279	11,682

Validus Holdings, Ltd.(S)			3,705	137,011

Visa, Inc. Class A			100	19,110

Vornado Realty Trust(R)			2,600	218,556

WageWorks, Inc.(NON)			664	33,499

Walter Investment Management Corp.(NON)			408	16,132

Washington Banking Co.			1,279	17,983

Wells Fargo & Co.			6,985	288,620

Westfield Group (Australia)			4,695	48,223

Westfield Retail Trust (Australia)(R)			2,441	6,763

Westpac Banking Corp. (Australia)			2,845	86,869

Wheelock and Co., Ltd. (Hong Kong)			19,000	100,807

				18,510,974
Health care (7.2%)

Abaxis, Inc.			235	9,894

AbbVie, Inc.			12,300	550,179

ACADIA Pharmaceuticals, Inc.(NON)(S)			2,289	62,879

Accuray, Inc.(NON)			2,059	15,216

Actelion, Ltd. (Switzerland)			918	65,169

Aegerion Pharmaceuticals, Inc.(NON)			130	11,142

Alere, Inc.(NON)			1,140	34,850

Align Technology, Inc.(NON)			450	21,654

Alkermes PLC(NON)			495	16,642

Amedisys, Inc.(NON)(S)			963	16,583

AmerisourceBergen Corp.			7,000	427,700

Amgen, Inc.			8,100	906,714

AmSurg Corp.(NON)			717	28,465

Array BioPharma, Inc.(NON)			2,118	13,174

Astellas Pharma, Inc. (Japan)			1,800	91,561

AstraZeneca PLC (United Kingdom)			4,073	212,023

athenahealth, Inc.(NON)			98	10,639

Auxilium Pharmaceuticals, Inc.(NON)			1,051	19,160

Bayer AG (Germany)			1,730	203,992

Bio-Reference Labs, Inc.(NON)			245	7,321

Biospecifics Technologies Corp.(NON)			267	5,198

Bristol-Myers Squibb Co.			18,100	837,668

Celgene Corp.(NON)			5,200	800,436

Centene Corp.(NON)			206	13,176

Chemed Corp.(S)			786	56,199

CIGNA Corp.			7,600	584,136

Coloplast A/S Class B (Denmark)			1,694	96,451

Computer Programs & Systems, Inc.			176	10,296

Conatus Pharmaceuticals, Inc.(NON)			309	3,105

Conmed Corp.			1,444	49,082

Covidien PLC			435	26,509

Cubist Pharmaceuticals, Inc.(NON)			861	54,717

Cyberonics, Inc.(NON)			215	10,909

DexCom, Inc.(NON)			301	8,497

Eli Lilly & Co.			11,063	556,801

Endo Health Solutions, Inc.(NON)			831	37,761

Exact Sciences Corp.(NON)			249	2,941

Gentium SpA ADR (Italy)(NON)			2,508	68,042

GlaxoSmithKline PLC (United Kingdom)			8,221	207,287

Globus Medical, Inc. Class A(NON)			901	15,731

Greatbatch, Inc.(NON)			1,774	60,369

Grifols SA ADR (Spain)			556	16,836

Haemonetics Corp.(NON)			430	17,148

HCA Holdings, Inc.			5,300	226,575

Health Net, Inc.(NON)			649	20,573

HealthSouth Corp.(NON)			1,468	50,617

Hi-Tech Pharmacal Co., Inc.			311	13,420

Hill-Rom Holdings, Inc.			1,032	36,977

Hisamitsu Pharmaceutical Co., Inc. (Japan)			1,000	55,751

Incyte Corp., Ltd.(NON)			267	10,186

Insulet Corp.(NON)(S)			537	19,461

Insys Therapeutics, Inc.(NON)(S)			1,819	63,647

Isis Pharmaceuticals, Inc.(NON)(S)			336	12,613

Jazz Pharmaceuticals PLC(NON)			1,259	115,790

Johnson & Johnson			5,210	451,655

Kindred Healthcare, Inc.			1,353	18,171

Lexicon Pharmaceuticals, Inc.(NON)			2,877	6,818

Magellan Health Services, Inc.(NON)			248	14,870

McKesson Corp.			5,500	705,650

MedAssets, Inc.(NON)			1,888	47,993

Medicines Co. (The)(NON)			859	28,794

Merck & Co., Inc.			2,618	124,643

Merck KGaA (Germany)			152	23,720

NewLink Genetics Corp.(NON)			444	8,338

Novartis AG (Switzerland)			1,732	133,106

Novo Nordisk A/S Class B (Denmark)			923	156,705

NPS Pharmaceuticals, Inc.(NON)			539	17,146

NxStage Medical, Inc.(NON)			977	12,857

Omega Healthcare Investors, Inc.(R)(S)			565	16,877

Orion OYJ Class B (Finland)			2,211	55,695

PDL BioPharma, Inc.(S)			622	4,957

Pfizer, Inc.			57,623	1,654,356

Providence Service Corp. (The)(NON)			1,730	49,634

Questcor Pharmaceuticals, Inc.(S)			735	42,630

Ramsay Health Care, Ltd. (Australia)			1,706	57,629

Receptos, Inc.(NON)			255	6,622

Repligen Corp.(NON)			1,027	11,389

Roche Holding AG-Genusschein (Switzerland)			1,070	288,575

Salix Pharmaceuticals, Ltd.(NON)			2,016	134,830

Sanofi (France)			2,821	286,115

Santarus, Inc.(NON)			670	15,122

Sequenom, Inc.(NON)(S)			3,331	8,894

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			16,000	27,850

Shire PLC (United Kingdom)			647	25,955

Spectrum Pharmaceuticals, Inc.			1,378	11,561

St. Jude Medical, Inc.			8,700	466,668

STAAR Surgical Co.(NON)			2,573	34,838

Stada Arzneimittel AG (Germany)			248	12,576

Steris Corp.			464	19,933

Suzuken Co., Ltd. (Japan)			700	23,002

TearLab Corp.(NON)			611	6,758

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			459	17,341

Trinity Biotech PLC ADR (Ireland)			812	17,669

Triple-S Management Corp. Class B (Puerto Rico)(NON)			563	10,354

United Therapeutics Corp.(NON)(S)			1,733	136,647

Ventas, Inc.(R)			3,800	233,700

ViroPharma, Inc.(NON)(S)			3,168	124,502

Warner Chilcott PLC Class A			12,967	296,296

WellCare Health Plans, Inc.(NON)			981	68,415

WellPoint, Inc.			8,300	693,963

Zimmer Holdings, Inc.			4,800	394,272

				13,895,953
Technology (7.5%)

Acacia Research Corp.			440	10,146

Accenture PLC Class A			11,300	832,132

Actuate Corp.(NON)			5,289	38,874

Acxiom Corp.(NON)			1,850	52,522

Amadeus IT Holding SA Class A (Spain)			204	7,231

Anixter International, Inc.(NON)			610	53,473

AOL, Inc.(NON)			6,500	224,770

Apple, Inc.			5,272	2,513,426

ASML Holding NV (Netherlands)			980	96,783

ASML Holding NV ADR (Netherlands)			120	11,851

Aspen Technology, Inc.(NON)			854	29,506

ASUSTeK Computer, Inc. (Taiwan)			1,000	7,965

AVG Technologies NV (Netherlands)(NON)			883	21,139

Avnet, Inc.			3,200	133,472

Bottomline Technologies, Inc.(NON)			323	9,005

Brady Corp. Class A			1,123	34,252

Broadcom Corp. Class A			7,200	187,272

Brocade Communications Systems, Inc.(NON)			20,972	168,825

CACI International, Inc. Class A(NON)(S)			148	10,228

Calix, Inc.(NON)			801	10,197

Cap Gemini (France)			1,282	76,260

Casetek Holdings, Ltd. (Taiwan)			2,000	10,721

Cavium, Inc.(NON)			261	10,753

Ceva, Inc.(NON)			799	13,783

Cirrus Logic, Inc.(NON)(S)			1,499	33,997

Cisco Systems, Inc.			46,000	1,077,320

Commvault Systems, Inc.(NON)			403	35,395

Cornerstone OnDemand, Inc.(NON)			416	21,399

CSG Systems International, Inc.			387	9,694

EMC Corp.			20,500	523,980

EnerSys			1,164	70,573

Entegris, Inc.(NON)			2,535	25,730

Fairchild Semiconductor International, Inc.(NON)			949	13,182

FANUC Corp. (Japan)			500	82,456

FEI Co.			461	40,476

Gemalto NV (Netherlands)(S)			665	71,405

GenMark Diagnostics, Inc.(NON)(S)			4,114	49,985

Google, Inc. Class A(NON)			1,115	976,640

Hon Hai Precision Industry Co., Ltd. (Taiwan)(NON)			800	2,054

IBM Corp.			2,272	420,729

Infoblox, Inc.(NON)			611	25,552

Integrated Silicon Solutions, Inc.(NON)			3,141	34,205

IntraLinks Holdings, Inc.(NON)			2,579	22,695

Ixia(NON)			328	5,140

Keyence Corp. (Japan)			300	113,688

Konica Minolta Holdings, Inc. (Japan)			8,000	67,063

L-3 Communications Holdings, Inc.			2,200	207,900

Lam Research Corp.(NON)			3,974	203,429

Lexmark International, Inc. Class A			3,334	110,022

Magnachip Semiconductor Corp. (South Korea)(NON)			2,161	46,526

Manhattan Associates, Inc.(NON)			447	42,666

Marvell Technology Group, Ltd.			11,900	136,850

Mellanox Technologies, Ltd. (Israel)(NON)			369	14,007

Mentor Graphics Corp.(S)			2,476	57,864

Microsemi Corp.(NON)			607	14,720

Microsoft Corp.			42,911	1,429,365

MTS Systems Corp.			239	15,380

Netscout Systems, Inc.(NON)			824	21,070

NIC, Inc.			663	15,322

Nomura Research Institute, Ltd. (Japan)			1,800	62,445

NTT Data Corp. (Japan)			1,100	36,986

NVIDIA Corp.(S)			11,400	177,384

NXP Semiconductor NV(NON)			249	9,265

Omnivision Technologies, Inc.(NON)(S)			1,816	27,803

Omron Corp. (Japan)			2,900	104,588

Oracle Corp.			39,982	1,326,203

Perficient, Inc.(NON)			1,353	24,841

Photronics, Inc.(NON)(S)			2,458	19,246

Plantronics, Inc.			211	9,717

Polycom, Inc.(NON)			1,343	14,666

Procera Networks, Inc.(NON)(S)			1,071	16,590

PTC, Inc.(NON)			788	22,403

QLIK Technologies, Inc.(NON)			419	14,347

Quantum Corp.(NON)			12,740	17,581

RF Micro Devices, Inc.(NON)			8,259	46,581

Riverbed Technology, Inc.(NON)(S)			5,000	72,950

Rockwell Automation, Inc.			2,700	288,738

Rovi Corp.(NON)			1,331	25,515

Safeguard Scientifics, Inc.(NON)			1,094	17,165

Samsung Electronics Co., Ltd. (South Korea)			18	22,896

SAP AG (Germany)			936	69,227

Sartorius AG (Preference) (Germany)			200	22,338

SciQuest, Inc.(NON)			425	9,546

Semtech Corp.(NON)			636	19,074

Silicon Graphics International Corp.(NON)			692	11,245

Silicon Image, Inc.(NON)			3,994	21,328

SK Hynix, Inc. (South Korea)(NON)			1,570	44,192

SoftBank Corp. (Japan)			2,300	158,879

Sparton Corp.(NON)			895	22,823

SS&C Technologies Holdings, Inc.(NON)			783	29,832

Symantec Corp.			20,000	495,000

Synaptics, Inc.(NON)(S)			734	32,502

Tech Data Corp.(NON)			557	27,800

Telefonaktiebolaget LM Ericsson Class B (Sweden)			2,932	39,007

Tencent Holdings, Ltd. (China)			800	41,960

Teradyne, Inc.(NON)(S)			5,400	89,208

Tyler Technologies, Inc.(NON)			427	37,350

Ultimate Software Group, Inc.(NON)			365	53,801

Ultra Clean Holdings, Inc.(NON)			2,340	16,169

Unisys Corp.(NON)(S)			1,043	26,273

United Internet AG (Germany)			1,575	59,661

VeriFone Systems, Inc.(NON)			840	19,202

Verint Systems, Inc.(NON)			523	19,382

Western Digital Corp.			3,800	240,920

XO Group, Inc.(NON)			1,649	21,305

Yandex NV Class A (Russia)(NON)			941	34,271

Zynga, Inc. Class A(NON)			2,949	10,852

				14,634,122
Transportation (0.9%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			4,003	47,476

Beijing Capital International Airport Co., Ltd. (China)			18,000	11,790

Central Japan Railway Co. (Japan)			1,100	140,780

ComfortDelgro Corp., Ltd. (Singapore)			34,000	53,390

Con-way, Inc.			1,412	60,843

Delta Air Lines, Inc.(S)			18,300	431,697

Deutsche Post AG (Germany)			2,676	88,804

Hawaiian Holdings, Inc.(NON)(S)			2,765	20,572

Hitachi Transport System, Ltd. (Japan)			1,100	15,287

International Consolidated Airlines Group SA (Spain)(NON)			15,506	84,748

Japan Airlines Co., Ltd. (Japan)(UR)			700	42,301

Jaypee Infratech, Ltd. (India)(NON)			14,618	3,666

Quality Distribution, Inc.(NON)			2,449	22,629

SkyWest, Inc.			1,436	20,851

Southwest Airlines Co.			16,700	243,152

Spirit Airlines, Inc.(NON)			1,153	39,513

StealthGas, Inc. (Greece)(NON)			2,211	20,209

Swift Transportation Co.(NON)(S)			3,177	64,144

Universal Truckload Services, Inc.			124	3,306

US Airways Group, Inc.(NON)(S)			2,717	51,514

Wabtec Corp.			2,600	163,462

Yamato Transport Co., Ltd. (Japan)			2,600	58,510

				1,688,644
Utilities and power (1.2%)

AES Corp.			13,561	180,226

American Electric Power Co., Inc.			8,100	351,135

Beijing Enterprises Water Group, Ltd. (China)			76,000	31,651

Centrica PLC (United Kingdom)			9,326	55,817

Chubu Electric Power Co., Inc. (Japan)			1,200	16,432

Cia Energetica de Minas Gerais ADR (Brazil)			702	6,065

CMS Energy Corp.			2,800	73,696

Enel SpA (Italy)			15,982	61,231

Energias de Portugal (EDP) SA (Portugal)			5,579	20,378

ENI SpA (Italy)			5,898	135,246

Entergy Corp.			3,200	202,208

GDF Suez (France)			3,441	86,446

Kansai Electric Power, Inc. (Japan)(NON)			10,500	134,595

Kinder Morgan, Inc.			7,900	281,003

Origin Energy, Ltd. (Australia)			3,032	39,883

PG&E Corp.(S)			5,700	233,244

PPL Corp.			3,400	103,292

Red Electrica Corporacion SA (Spain)			1,692	96,299

Tokyo Gas Co., Ltd. (Japan)			11,000	60,207

UGI Corp.(S)			2,700	105,651

United Utilities Group PLC (United Kingdom)			5,460	61,079

Veolia Environnement (France)			2,047	34,962

				2,370,746

Total common stocks (cost $81,558,416)				$102,852,335

CORPORATE BONDS AND NOTES (18.5%)(a)
			Principal amount	Value

Basic materials (1.4%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)			$23,000	$20,901

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			13,000	13,952

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	15,750

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			125,000	154,328

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			15,000	14,213

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			82,000	76,978

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			75,000	81,000

Barrick Gold Corp. sr. unsec. unsub. notes 3.85s, 2022 (Canada)			10,000	8,844

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			25,000	25,875

Boise Cascade Co. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,163

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			20,000	19,200

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			50,000	52,250

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			18,000	21,103

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			50,000	58,744

CPG Merger Sub LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			5,000	5,100

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			35,000	32,739

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			50,000	63,769

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	97,930

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			20,000	18,947

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			10,000	9,727

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			35,000	35,504

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			10,000	9,607

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			60,000	63,000

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019			20,000	22,067

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			30,000	32,325

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			55,000	57,750

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			20,000	20,075

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			10,000	10,275

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			55,000	65,588

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			30,000	31,088

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			25,000	25,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			20,000	19,550

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			30,000	31,050

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	27,750

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			45,000	49,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			35,000	33,163

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			40,000	34,900

International Paper Co. sr. unsec. notes 7.95s, 2018			175,000	217,215

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			55,000	62,700

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	43,350

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	66,306

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			200,000	220,149

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	5,900

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			10,000	10,438

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	25,750

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			10,000	9,707

NOVA Chemicals Corp. 144A sr. notes 5 1/4s, 2023 (Canada)			10,000	10,122

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	38,413

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			10,000	10,100

Pinnacle Operating Corp. 144A company guaranty sr. notes 9s, 2020			5,000	5,119

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			5,000	4,725

PQ Corp. 144A sr. notes 8 3/4s, 2018			25,000	26,688

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	80,456

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			41,000	42,522

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,383

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			30,000	33,450

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			30,000	31,050

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			25,000	26,063

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			25,000	23,625

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			5,000	5,425

SPCM SA 144A sr. unsec. bonds 6s, 2022 (France)			10,000	10,004

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			5,000	5,175

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			10,000	10,425

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			5,000	4,725

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			45,000	50,850

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	39,600

USG Corp. sr. unsec. notes 9 3/4s, 2018			30,000	34,725

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			20,000	19,200

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			15,000	17,546

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	73,078

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			35,000	38,235

				2,707,924
Capital goods (1.0%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			60,000	63,300

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			65,000	71,988

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			10,000	10,900

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			30,000	29,700

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			25,000	27,063

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			40,000	46,200

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			40,000	41,600

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	45,258

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			20,000	20,000

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	22,650

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			55,000	59,538

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			5,000	5,350

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			65,000	59,313

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			85,000	80,186

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			142,000	147,148

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			35,000	25,375

Gardner Denver, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2021			5,000	4,938

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	49,978

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	27,144

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	35,350

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			30,000	32,625

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			159,000	199,407

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			15,000	14,588

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			55,000	51,700

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			65,000	66,788

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			45,000	47,700

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	20,156

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			20,000	20,075

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	108,000

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			70,000	70,671

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			20,000	21,500

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			30,000	32,550

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			50,000	50,563

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			45,000	48,488

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			15,000	15,113

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			45,000	47,925

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			10,000	10,750

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			30,000	28,875

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	123,100

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			15,000	14,756

				1,908,809
Communication services (2.2%)

Adelphia Communications Corp. escrow bonds zero %, 2014			55,000	413

American Tower Corp. sr. unsec. notes 7s, 2017(R)			75,000	86,348

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			45,000	50,016

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			63,000	68,088

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045			120,000	99,054

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			80,000	91,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			15,000	16,725

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			20,000	22,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			30,000	30,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			15,000	13,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			25,000	27,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			25,000	25,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			15,000	13,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			40,000	42,200

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			10,000	9,763

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			5,000	5,288

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			15,000	15,630

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			60,000	62,775

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			114,000	143,430

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	20,409

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			40,000	44,267

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			15,000	16,088

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			30,000	27,600

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	15,918

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			25,000	26,750

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			15,000	14,888

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	101,155

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			75,000	85,500

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			30,000	31,538

Equinix, Inc. sr. unsec. notes 7s, 2021			20,000	21,350

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			15,000	17,175

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			50,000	55,250

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			15,000	16,575

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			45,000	47,588

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			50,000	53,875

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			35,000	37,800

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			15,000	14,888

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			70,000	73,850

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			90,000	93,150

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	38,385

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			30,000	33,075

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			35,000	38,238

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			10,000	10,700

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			35,000	35,350

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			20,000	20,900

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			45,000	45,113

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			40,000	40,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			35,000	24,850

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			10,000	10,350

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			30,000	27,225

Orange sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	46,334

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			40,000	44,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			25,000	23,563

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			115,000	123,813

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	27,961

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	74,313

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			3,000	3,240

SBA Telecommunications, Inc. notes 5 3/4s, 2020			10,000	9,925

SBA Tower Trust 144A notes 2.933s, 2017			125,000	126,519

SES 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	39,507

Sprint Capital Corp. company guaranty 6 7/8s, 2028			170,000	151,725

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			65,000	66,300

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			25,000	25,250

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			35,000	39,550

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			35,000	40,250

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			20,000	20,300

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			80,000	93,800

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			15,000	15,263

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	82,370

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			150,000	148,004

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			25,000	23,297

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			156,000	170,067

Time Warner Entertainment Co., LP sr. unsec. debs. 8 3/8s, 2023			4,000	4,666

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			350,000	389,089

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,052

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	54,155

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	60,237

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			40,000	38,000

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			15,000	16,313

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			25,000	26,938

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			100,000	106,250

Windstream Holdings, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			20,000	18,300

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			15,000	16,125

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	72,475

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			30,000	30,975

				4,236,007
Consumer cyclicals (2.8%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	5,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			40,000	45,600

American Media, Inc. 144A notes 13 1/2s, 2018			3,167	3,325

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			15,000	16,969

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			15,000	15,619

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			20,000	21,000

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			20,000	21,900

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			15,000	14,400

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			20,000	20,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			15,000	14,025

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			45,000	45,225

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			20,000	19,618

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			40,000	43,200

Building Materials Corp. 144A sr. notes 7s, 2020			15,000	16,125

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			15,000	16,125

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			35,000	38,938

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			15,000	15,413

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			60,000	60,900

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			140,000	131,775

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	73,058

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			30,000	31,350

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			5,000	5,481

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	19,100

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			55,000	56,788

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			5,000	4,600

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,200

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			70,827	75,962

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			45,000	43,538

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			60,000	58,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			65,000	66,950

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			45,000	42,413

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			30,000	31,125

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			5,000	5,050

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			45,000	46,800

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			3,000	2,954

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. sr. unsec. unsub. notes 5.2s, 2020			31,000	32,776

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			40,000	45,400

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	94,075

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			29,000	31,211

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			60,000	63,300

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			10,000	9,338

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	26,416

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	47,865

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			300,000	372,894

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			25,000	24,750

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			20,000	19,600

General Motors Co. 144A sr. unsec. notes 6 1/4s, 2043			10,000	9,850

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			15,000	13,706

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			39,000	37,928

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			56,000	55,860

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			20,000	20,300

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			25,000	26,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	55,000	54,348

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$35,000	26,250

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	37,713

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	14,017

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			40,000	53,001

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	72,103

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	33,830

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			14,000	14,532

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021(R)			30,000	29,978

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			50,000	51,375

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			30,000	33,225

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	14,063

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			25,000	26,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			35,000	36,750

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			45,000	51,188

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	15,413

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			10,000	10,556

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	26,313

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			45,000	48,713

L Brands, Inc. sr. notes 5 5/8s, 2022			15,000	15,375

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			30,000	30,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			40,000	41,150

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			15,000	13,800

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			50,000	52,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	69,875

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			45,000	51,503

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			19,000	21,493

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	42,943

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	80,282

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			20,000	19,800

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			135,000	136,335

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			45,000	49,388

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			30,000	29,475

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			35,000	39,113

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			15,000	16,313

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	26,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			20,000	23,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			20,000	21,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	10,325

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			30,000	30,300

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			20,000	20,525

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			106,052	116,392

Navistar International Corp. sr. notes 8 1/4s, 2021			54,000	54,810

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			45,000	45,900

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			45,000	44,325

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			30,000	30,675

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			50,000	59,764

News America Holdings, Inc. debs. 7 3/4s, 2045			85,000	104,064

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	15,263

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			10,000	10,025

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			15,000	14,438

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			50,000	54,875

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			10,000	10,875

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			20,000	19,513

Owens Corning company guaranty sr. unsec. notes 9s, 2019			19,000	22,943

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			30,000	29,400

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			25,000	26,813

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			20,000	20,250

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			50,000	52,594

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			50,000	56,125

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			30,000	30,300

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			5,000	5,250

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. unsec. notes 10s, 2020			5,000	5,263

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			10,000	11,625

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			15,000	16,388

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			10,000	11,150

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			27,000	29,835

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			15,000	14,100

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			25,000	23,125

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			32,000	34,880

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			50,000	55,375

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			20,000	20,650

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			55,000	59,950

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			35,000	37,713

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			15,000	14,250

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			15,000	14,888

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021(FWC)			15,000	14,963

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			35,000	35,263

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			10,000	9,650

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			35,000	33,338

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,225

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			35,000	37,188

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			15,000	15,000

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			90,000	84,641

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			15,000	14,325

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			7,000	7,595

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			15,000	14,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			40,000	43,700

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			10,000	10,409

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			40,000	36,982

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			10,000	9,850

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			31,425	32,682

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			10,000	10,050

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			40,000	43,800

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	176,258

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	10,313

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	29,277

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	9,598

				5,426,039
Consumer staples (1.2%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	39,625

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			15,000	13,050

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			17,000	22,474

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,641

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	86,607

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	68,965

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			15,000	15,938

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	17,288

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			10,000	10,850

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			15,000	13,875

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			20,000	19,000

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,981

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			41,000	43,338

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			30,000	33,675

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	57,507

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			10,000	11,250

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			40,000	42,800

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			10,000	9,900

Claire's Stores, Inc. 144A sr. notes 9s, 2019			45,000	49,838

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			10,000	9,150

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			60,000	68,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			20,000	21,300

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			10,000	9,475

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			10,000	9,313

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			70,000	74,105

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			50,000	55,250

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			5,000	5,663

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			50,000	55,125

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			80,000	78,148

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			25,000	26,072

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	53,120

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			45,000	50,063

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			40,000	42,800

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037			45,000	53,319

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			45,000	42,919

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			15,000	16,163

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			20,000	20,650

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			15,000	15,450

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	50,000	70,883

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			$10,000	9,900

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			15,000	15,788

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	4,975

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	82,374

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			10,000	9,906

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			27,000	31,116

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			20,000	20,950

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			65,000	68,738

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			48,000	51,120

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	63,676

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	68,627

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	48,722

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017			4,000	4,652

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	73,833

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	21,025

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			5,000	5,256

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			50,000	53,125

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			45,000	43,313

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			35,000	39,725

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			15,000	16,763

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			30,000	31,050

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			10,000	10,125

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			5,000	5,113

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			80,000	89,693

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			25,000	27,188

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			45,000	50,400

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			15,000	15,300

				2,303,273
Energy (2.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	15,413

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			15,000	15,413

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			55,000	51,700

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	24,825

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			85,000	105,963

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			26,000	29,187

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	36,165

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			60,000	58,740

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	4,947

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			40,000	40,800

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			20,000	20,950

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			35,000	37,188

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	152,476

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			105,000	118,724

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	70,850

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			35,000	39,375

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	36,925

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			10,000	10,025

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			40,000	40,700

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			45,000	47,925

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			20,000	19,700

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			20,000	19,950

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			15,000	10,725

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			90,000	96,525

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			50,000	53,125

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			70,000	70,438

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			40,000	39,200

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			55,000	58,438

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			15,000	15,413

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			20,000	19,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			55,000	60,225

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			10,000	10,575

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	90,488

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			30,000	30,150

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			25,000	25,188

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			34,000	36,890

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			200,000	208,490

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			70,000	72,800

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			45,000	47,025

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			10,000	10,575

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			85,000	87,125

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			5,000	5,319

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			10,000	10,025

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			40,000	42,350

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			15,000	16,088

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	36,007

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			20,000	20,850

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	12,618

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			50,000	49,500

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			60,000	65,550

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			5,000	4,875

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			65,000	72,150

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			75,000	70,688

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			20,000	11,600

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	27,181

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	30,225

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			20,000	19,500

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	33,975

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	34,563

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	84,849

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			40,000	40,100

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			20,000	21,250

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	31,650

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			40,000	42,042

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			30,000	29,250

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			30,000	33,525

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			30,000	29,925

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			65,000	63,050

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			75,000	81,375

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			340,000	322,432

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			158,000	169,106

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			20,000	21,550

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			15,000	14,513

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			55,000	59,263

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			15,000	14,250

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			100,000	110,000

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			15,000	15,225

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020			85,000	90,100

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			15,000	15,150

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			15,000	15,564

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			35,000	37,188

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	99,200

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			20,000	20,800

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			15,000	15,600

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			5,000	5,088

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	54,479

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	42,036

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			10,000	10,550

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	30,750

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			70,000	94,451

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	15,572

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			25,000	28,051

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			35,000	35,525

Whiting Petroleum Corp. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			35,000	35,788

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,267

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			7,000	8,348

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			15,000	15,206

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			55,000	58,025

				4,517,093
Financials (3.9%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN 1.844s, 2014 (United Kingdom)			50,000	50,386

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			200,000	213,662

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			90,000	116,326

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	92,851

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			20,000	19,700

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			35,000	37,275

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			10,000	10,125

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			35,000	37,427

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			25,000	26,938

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			25,000	28,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	22,475

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	33,750

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			76,000	88,958

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			149,000	169,673

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			105,000	108,418

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	160,361

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			85,000	84,788

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			90,000	101,527

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,347

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			95,000	85,500

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			22,000	26,351

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			40,000	42,223

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			29,000	26,324

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,625

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			75,000	75,758

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	68,303

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			15,000	16,013

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			15,000	14,063

CIT Group, Inc. company guaranty sr. notes 5s, 2023			20,000	19,400

CIT Group, Inc. sr. unsec. notes 5s, 2022			35,000	34,213

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			30,000	31,050

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			25,000	26,188

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			50,000	55,000

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			35,000	36,750

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			3,000	3,832

Citigroup, Inc. sub. notes 5s, 2014			71,000	73,676

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			40,000	35,200

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			50,000	61,199

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			57,000	65,579

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			65,000	69,225

EPR Properties unsec. notes 5 1/4s, 2023(R)			65,000	63,212

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			135,000	142,931

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			150,000	178,920

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022			5,000	4,728

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			110,000	119,634

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			95,000	112,003

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	205,389

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	24,954

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	38,333

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			70,000	64,685

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			70,000	66,215

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	66,040

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021(FWC)			40,000	40,050

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			100,000	102,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	166,726

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			100,000	101,625

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			40,000	41,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			25,000	25,000

ING Bank N.V. 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			235,000	238,243

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			10,000	10,500

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			40,000	39,300

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			73,000	75,373

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			15,000	13,875

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			25,000	26,969

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			30,000	34,088

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			90,000	97,650

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			125,000	135,000

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			100,000	110,391

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			35,000	36,143

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017			30,000	34,498

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			223,000	262,807

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			20,000	21,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			45,000	45,563

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			25,000	26,188

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			10,000	11,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	14,363

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			10,000	10,075

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			25,000	26,323

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	55,689

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			25,000	25,313

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			15,000	15,413

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			25,000	24,438

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	24,563

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	88,835

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			25,000	26,188

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	67,153

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			65,000	69,550

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			40,000	40,100

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			25,000	27,625

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			30,000	36,338

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			71,000	66,829

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			25,000	22,813

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			30,000	28,904

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	25,418

Residential Capital, LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			25,697	29,230

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	115,575

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)			125,000	126,082

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	22,214

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			100,000	104,200

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			22,000	24,548

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	9,811

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			25,000	28,188

Springleaf Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			10,000	10,413

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			15,000	14,400

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.254s, 2037			75,000	58,874

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	78,669

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			15,000	15,675

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	52,679

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			300,000	317,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	421,400

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	23,001

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,698

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,661

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			55,000	58,300

				7,511,115
Health care (1.2%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			80,000	74,817

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			35,000	35,350

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042			35,000	30,942

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022			30,000	28,039

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017			5,000	4,949

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	46,402

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	126,262

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			35,000	35,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	86,723

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			35,000	37,538

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			25,000	25,344

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	46,463

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			50,000	53,500

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			30,000	30,525

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			15,000	15,731

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	85,437

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			35,000	37,800

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			35,000	36,488

HCA, Inc. sr. notes 6 1/2s, 2020			135,000	146,138

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			10,000	10,950

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			65,000	69,063

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			20,000	20,450

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			35,000	36,313

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	20,425

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			15,000	15,863

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			30,000	33,713

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			80,000	88,200

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			20,000	20,900

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			20,000	20,500

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			35,000	38,675

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			10,000	10,039

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			25,000	26,875

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	67,194

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			15,000	16,992

Service Corp. International/US sr. notes 7s, 2019			20,000	21,300

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			105,000	113,794

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			15,000	14,306

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			35,000	37,100

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			15,000	15,525

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			35,000	36,925

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			15,000	14,063

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			50,000	53,375

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			30,000	27,675

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			20,000	20,450

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			50,000	51,752

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			30,000	32,925

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	114,775

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			10,000	9,563

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	76,917

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	83,775

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			5,000	5,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			20,000	21,150

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,175

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			5,000	5,338

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018			40,000	42,800

				2,283,583
Technology (0.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	25,438

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			30,000	25,350

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			40,000	33,403

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			25,000	20,250

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			70,000	65,450

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			12,000	12,120

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			20,000	20,200

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	143,865

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			35,000	37,363

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	17,247

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			50,000	55,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			90,000	92,925

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			30,000	31,575

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			25,000	26,125

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			25,000	24,125

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			24,000	26,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			4,000	4,360

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			50,000	54,125

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			35,000	35,759

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			20,000	22,332

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	62,319

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	43,613

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	124,158

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			20,000	22,350

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			20,000	23,100

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			15,000	16,481

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			30,000	29,775

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			24,000	22,200

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	26,563

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	93,993

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	38,114

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	73,983

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			25,000	25,500

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			35,000	37,450

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			45,000	48,488

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			15,000	16,577

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,391

				1,501,767
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			40,000	43,200

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	36,423

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	38,166

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			53,567	62,204

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	13,798

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)			9,000	8,600

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			16,000	14,176

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			60,000	66,600

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			14,324	14,897

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			30,000	29,700

				327,764
Utilities and power (1.5%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			85,000	97,750

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			55,000	60,500

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			15,000	14,025

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	26,538

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	14,411

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,442

Beaver Valley Funding Corp. sr. bonds 9s, 2017			5,000	5,045

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			66,000	73,872

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			71,000	76,148

Calpine Corp. 144A sr. notes 7 1/4s, 2017			50,000	51,875

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			10,000	10,970

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	32,407

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			45,000	41,675

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			55,000	58,300

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	97,711

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			70,000	88

El Paso Corp. sr. unsec. notes 7s, 2017			120,000	133,833

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	35,780

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	24,277

Electricite de France SA 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	71,969

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			290,000	273,325

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			39,000	41,096

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			45,000	50,625

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			79,000	82,950

Energy Transfer Equity L.P. company guaranty sr. unsec. notes 7 1/2s, 2020			50,000	53,500

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	31,635

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	26,439

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	75,018

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			15,000	16,013

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			10,000	10,850

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			70,000	78,575

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			20,857	21,691

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			54,000	49,385

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			8,000	7,781

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			45,000	49,613

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			10,000	11,250

ITC Holdings Corp. 144A notes 5 7/8s, 2016			50,000	55,409

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	39,389

Kansas Gas and Electric Co. bonds 5.647s, 2021			13,008	13,883

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			70,000	82,893

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	43,629

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	61,413

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042			80,000	71,298

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	49,667

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	28,158

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			120,000	128,400

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	69,245

Oncor Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041			25,000	23,957

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	44,502

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			76,000	84,165

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			105,000	104,864

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			37,000	40,957

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	28,532

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			98,000	101,920

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			25,000	24,000

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			30,000	27,150

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,341

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			25,000	17,281

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			30,000	30,958

Union Electric Co. sr. notes 6.4s, 2017			50,000	58,255

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			25,000	28,674

				3,077,302

Total corporate bonds and notes (cost $34,349,131)				$35,800,676

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$1,123,731	$1,265,449
3s, TBA, October 1, 2043			3,000,000	2,966,484

				4,231,933
U.S. Government Agency Mortgage Obligations (14.3%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, November 1, 2043			5,000,000	5,470,117
6s, TBA, October 1, 2043			6,000,000	6,564,375
4 1/2s, TBA, November 1, 2043			1,000,000	1,065,234
4 1/2s, TBA, October 1, 2043			1,000,000	1,068,125
4s, TBA, October 1, 2043			9,000,000	9,440,156
3 1/2s, TBA, October 1, 2028			4,000,000	4,222,500

				27,830,507

Total U.S. government and agency mortgage obligations (cost $31,599,955)				$32,062,440

MORTGAGE-BACKED SECURITIES (3.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.06s, 2037			$28,417	$40,818
IFB Ser. 3072, Class SM, 23.128s, 2035			34,576	49,411
IFB Ser. 3072, Class SB, 22.982s, 2035			32,038	45,592
IFB Ser. 3249, Class PS, 21.673s, 2036			32,604	44,899
IFB Ser. 3065, Class DC, 19.313s, 2035			56,693	83,634
IFB Ser. 2990, Class LB, 16.48s, 2034			53,208	70,119
IFB Ser. 3708, Class SQ, IO, 6.368s, 2040			156,101	27,478
IFB Ser. 3708, Class SA, IO, 6.268s, 2040			304,299	52,461
IFB Ser. 3964, Class SA, IO, 5.818s, 2041			322,827	48,020
IFB Ser. 311, Class S1, IO, 5.768s, 2043			252,068	55,454
IFB Ser. 308, Class S1, IO, 5.768s, 2043			187,221	42,703
IFB Ser. 310, Class S4, IO, 5.751s, 2043			100,000	24,586
IFB Ser. 314, Class AS, IO, 5.698s, 2043			223,000	46,832

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.911s, 2036			49,094	79,098
IFB Ser. 05-45, Class DA, 23.764s, 2035			63,788	95,971
IFB Ser. 07-53, Class SP, 23.544s, 2037			44,448	64,519
IFB Ser. 05-75, Class GS, 19.713s, 2035			24,625	33,499
IFB Ser. 404, Class S13, IO, 6.221s, 2040			196,990	34,341
Ser. 06-46, Class OC, PO, zero %, 2036			20,227	17,706

Government National Mortgage Association
IFB Ser. 10-85, Class SE, IO, 6.37s, 2040			193,796	36,211
IFB Ser. 10-56, Class SC, IO, 6.32s, 2040			238,854	43,875
IFB Ser. 10-20, Class SE, IO, 6.07s, 2040			299,027	53,107
IFB Ser. 13-129, Class CS, IO, 5.968s, 2042			244,000	43,012
Ser. 10-9, Class UI, IO, 5s, 2040			226,140	48,328
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			703,800	103,635
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			811,477	119,750

				1,405,059
Commercial mortgage-backed securities (1.7%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.857s, 2049			119,000	120,015
Ser. 07-2, Class A2, 5.634s, 2049			7,208	7,253
Ser. 06-5, Class A3, 5.39s, 2047			44,000	45,128
Ser. 07-1, Class XW, IO, 0.492s, 2049			1,147,556	9,335

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.995s, 2042			791,727	3,741
Ser. 04-5, Class XC, IO, 0.868s, 2041			1,265,495	7,636
Ser. 02-PB2, Class XC, IO, 0.608s, 2035			195,667	199
Ser. 07-5, Class XW, IO, 0.532s, 2051			2,439,556	24,461

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.147s, 2042			43,000	46,626
Ser. 04-PR3I, Class X1, IO, 1.079s, 2041			278,924	2,129

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X2, IO, 0.578s, 2044(F)			13,653,927	27,308
Ser. 06-PW14, Class X1, IO, 0.224s, 2038			1,336,787	23,260

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.191s, 2049			6,737,434	97,693

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.556s, 2049			1,311,951	16,399
Ser. 07-CD4, Class XC, IO, 0.213s, 2049			7,134,783	57,863

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			91,000	93,958
FRB Ser. 05-LP5, Class D, 5.262s, 2043			94,000	98,586

Commercial Mortgage Trust 144A Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.179s, 2046			5,724,638	75,122

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.953s, 2039			46,818	46,930

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.229s, 2049			6,582,894	22,632

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			48,991	53,890
Ser. 02-CP3, Class AX, IO, 1.471s, 2035			61,936	389

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			197,256	196,953

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			32,846	127

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.932s, 2032(F)			31,624	15,812

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.302s, 2045			23,314,667	65,048
Ser. 07-C1, Class XC, IO, 0.169s, 2049			8,813,362	46,067

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			74,000	75,874

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.404s, 2029			42,512	1,155
Ser. 05-C1, Class X1, IO, 0.774s, 2043			2,261,856	17,909

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	50,710
FRB Ser. 05-GG3, Class D, 4.986s, 2042			43,000	42,787
FRB Ser. 05-GG3, Class B, 4.894s, 2042			157,000	160,941

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.22s, 2038			1,743,883	2,230

GS Mortgage Securities Trust Ser. 06-GG6, Class A2, 5.506s, 2038			24,103	24,404

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			7,949	7,949
Ser. 06-GG8, Class X, IO, 0.776s, 2039			9,129,946	165,252

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051			49,500	50,272
FRB Ser. 06-LDP7, Class B, 6.056s, 2045			107,000	92,066
FRB Ser. 04-CB9, Class B, 5.832s, 2041			61,000	62,647
FRB Ser. 13-C10, Class D, 4.3s, 2047			53,000	43,601
Ser. 06-LDP8, Class X, IO, 0.734s, 2045			1,600,297	23,404
Ser. 07-LDPX, Class X, IO, 0.477s, 2049			4,523,603	40,007

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 05-CB12, Class X1, IO, 0.491s, 2037			2,089,158	13,086

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			16,247	16,369
Ser. 99-C1, Class G, 6.41s, 2031			37,135	38,712
Ser. 98-C4, Class H, 5.6s, 2035			50,000	53,093

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040			56,089	56,253
Ser. 06-C7, Class A2, 5.3s, 2038			73,210	76,223

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.848s, 2038			1,121,677	20,729
Ser. 05-C5, Class XCL, IO, 0.643s, 2040			4,053,709	39,171
Ser. 05-C2, Class XCL, IO, 0.496s, 2040			2,303,319	8,522
Ser. 05-C7, Class XCL, IO, 0.368s, 2040			2,746,440	11,453
Ser. 06-C7, Class XCL, IO, 0.334s, 2038			1,979,112	34,965
Ser. 06-C6, Class XCL, IO, 0.279s, 2039			8,568,315	160,210

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.045s, 2050			128,000	131,139

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.109s, 2039			618,542	3,893
Ser. 05-MCP1, Class XC, IO, 0.761s, 2043			2,213,676	18,409

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			44,000	41,800

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.503s, 2045			360,445	35,143
Ser. 05-C3, Class X, IO, 6.332s, 2044			103,416	9,742

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.918s, 2041			4,896	4,896
FRB Ser. 07-HQ12, Class A2, 5.76s, 2049			105,082	105,481
Ser. 07-IQ14, Class A2, 5.61s, 2049			20,968	21,098
Ser. 04-T13, Class A4, 4.66s, 2045			23,822	23,893

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.249s, 2043			78,035	79,567

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.894s, 2046			469,385	48,243

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			50,000	49,515
Ser. 12-C4, Class XA, IO, 2.036s, 2045			367,917	43,120

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.498s, 2046			1,429,584	17,298

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.494s, 2042(F)			2,821,692	10,327
Ser. 06-C26, Class XC, IO, 0.185s, 2045			1,408,918	2,761

				3,240,879
Residential mortgage-backed securities (non-agency) (0.8%)

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			40,000	32,860

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.734s, 2037			50,063	28,943
Ser. 09-RR7, Class 1A7, IO, 1.717s, 2046			1,787,796	59,703
Ser. 09-RR7, Class 2A7, IO, 1.561s, 2047			1,925,189	60,258

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037			73,198	62,463
FRB Ser. 05-51, Class 1A1, 0 1/2s, 2035			85,550	66,515
FRB Ser. 05-24, Class 4A1, 0.41s, 2035			308,348	259,400
FRB Ser. 06-OA3, Class 1A1, 0.379s, 2036			56,374	39,939

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR19, Class X, IO, 1.471s, 2045			1,220,909	57,261
FRB Ser. 06-AR1, Class 2A1B, 1.223s, 2046			115,382	95,654
FRB Ser. 06-AR3, Class A1B, 1.153s, 2046			53,331	40,612
FRB Ser. 05-AR13, Class A1C3, 0.669s, 2045			107,816	85,336
FRB Ser. 05-AR17, Class A1C3, 0.659s, 2045(F)			159,881	85,536
FRB Ser. 05-AR9, Class A1C3, 0.659s, 2045			121,564	104,545
FRB Ser. 05-AR13, Class A1B3, 0.539s, 2045			205,570	173,706
FRB Ser. 05-AR15, Class A1B3, 0.519s, 2045			151,294	122,170

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A6, 5 1/2s, 2037			126,729	129,977

				1,504,878

Total mortgage-backed securities (cost $5,671,194)				$6,150,816

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			11,768	$1,978,201

Total investment Companies (cost $1,482,689)				$1,978,201

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$27,693	$17,588

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			40,000	34,040

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			414,000	380,259

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			256,162	163,303

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	805	344,444

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$155,000	166,703

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			135,000	130,950

Total foreign government and agency bonds and notes (cost $1,331,755)				$1,237,287

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.429s, 2018			$151,836	$137,190

First Data Corp. bank term loan FRN 4.18s, 2018			99,303	98,364

First Data Corp. bank term loan FRN 4.18s, 2017			10,568	10,504

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.71s, 2017			130,971	87,996

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			10,023	9,970

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			8,613	8,591

Total senior loans (cost $376,264)				$352,615

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			93	$88,862

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			1,430	38,253

M/I Homes, Inc. $2.438 pfd.			880	22,220

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			44	35,866

Total preferred stocks (cost $143,076)				$185,201

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			1,280	$27,040

General Motors Co. Ser. B, $2.375 cv. pfd.			943	47,268

United Technologies Corp. $3.75 cv. pfd.			400	25,916

Total convertible preferred stocks (cost $90,545)				$100,224

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$20,652
4.071s, 1/1/14			50,000	50,405

Total municipal bonds and notes (cost $70,000)				$71,057

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$20,000	$24,938

Total convertible bonds and notes (cost $21,785)				$24,938

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (25.0%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			38,827,237	$38,827,237

Putnam Cash Collateral Pool, LLC 0.13%(d)			5,276,952	5,276,952

SSgA Prime Money Market Fund 0.02%(P)			1,136,000	1,136,000

U.S. Treasury Bills with an effective yield of 0.08%, August 21, 2014(SEG)(SEGCCS)			$2,151,000	2,149,548

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			308,000	307,889

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEG)(SEGSF)(SEGCCS)			333,000	332,930

U.S. Treasury Bills with an effective yield of 0.14%, February 6, 2014(SEG)			120,000	119,990

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEG)(SEGSF)(SEGCCS)			351,000	350,983

Total short-term investments (cost $48,500,964)				$48,501,529

TOTAL INVESTMENTS

Total investments (cost $205,197,360)(b)				$229,317,319

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $69,724,561) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$418,805	$409,956	$8,849
	Australian Dollar	Sell	10/18/13	418,805	405,139	(13,666)
	Canadian Dollar	Buy	10/18/13	32,606	31,921	685
	Canadian Dollar	Sell	10/18/13	32,606	31,913	(693)
	Euro	Sell	12/18/13	3,035,865	2,955,799	(80,066)
	Singapore Dollar	Sell	11/20/13	242,415	237,576	(4,839)
	Swiss Franc	Sell	12/18/13	210,786	203,377	(7,409)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	198,499	218,974	(20,475)
	Brazilian Real	Buy	10/18/13	180,965	181,424	(459)
	Brazilian Real	Sell	10/18/13	180,965	180,231	(734)
	British Pound	Sell	12/18/13	2,408,864	2,364,506	(44,358)
	Canadian Dollar	Sell	10/18/13	208,156	203,303	(4,853)
	Euro	Sell	12/18/13	567,500	552,046	(15,454)
	Hong Kong Dollar	Sell	11/20/13	411,033	411,119	86
	Hungarian Forint	Buy	12/18/13	180,405	180,949	(544)
	Japanese Yen	Sell	11/20/13	197,479	196,882	(597)
	Mexican Peso	Buy	10/18/13	116,906	118,990	(2,084)
	Norwegian Krone	Buy	12/18/13	26,118	24,199	1,919
	Singapore Dollar	Buy	11/20/13	52,214	53,768	(1,554)
	Swiss Franc	Sell	12/18/13	707,931	683,106	(24,825)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	616,651	611,684	4,967
	Australian Dollar	Sell	10/18/13	616,651	598,212	(18,439)
	Brazilian Real	Buy	10/18/13	59,827	60,363	(536)
	Brazilian Real	Sell	10/18/13	59,827	59,513	(314)
	British Pound	Buy	12/18/13	2,730,197	2,623,401	106,796
	Canadian Dollar	Sell	10/18/13	509,181	495,164	(14,017)
	Danish Krone	Sell	12/18/13	189,324	184,401	(4,923)
	Euro	Sell	12/18/13	2,228,863	2,227,608	(1,255)
	Japanese Yen	Sell	11/20/13	1,489,501	1,482,467	(7,034)
	New Taiwan Dollar	Buy	11/20/13	296,419	298,164	(1,745)
	Swiss Franc	Sell	12/18/13	220,523	205,858	(14,665)
Credit Suisse International
	Australian Dollar	Buy	10/18/13	327,756	322,675	5,081
	Australian Dollar	Sell	10/18/13	327,756	320,598	(7,158)
	British Pound	Sell	12/18/13	755,278	721,580	(33,698)
	Canadian Dollar	Buy	10/18/13	450,083	444,994	5,089
	Canadian Dollar	Sell	10/18/13	450,083	445,199	(4,884)
	Czech Koruna	Buy	12/18/13	125,189	123,372	1,817
	Czech Koruna	Sell	12/18/13	125,189	121,355	(3,834)
	Euro	Buy	12/18/13	209,193	203,675	5,518
	Euro	Sell	12/18/13	209,193	205,738	(3,455)
	Japanese Yen	Sell	11/20/13	1,033,210	1,023,438	(9,772)
	Mexican Peso	Buy	10/18/13	60,838	63,647	(2,809)
	New Zealand Dollar	Buy	10/18/13	26,466	24,765	1,701
	Norwegian Krone	Buy	12/18/13	100,207	100,200	7
	Norwegian Krone	Sell	12/18/13	100,207	99,065	(1,142)
	South African Rand	Buy	10/18/13	359,158	361,602	(2,444)
	South African Rand	Sell	10/18/13	359,158	357,357	(1,801)
	South Korean Won	Buy	11/20/13	237,719	238,423	(704)
	Swedish Krona	Buy	12/18/13	200,106	194,163	5,943
	Swiss Franc	Sell	12/18/13	983,779	968,874	(14,905)
Deutsche Bank AG
	Australian Dollar	Buy	10/18/13	216,765	219,008	(2,243)
	Australian Dollar	Sell	10/18/13	216,765	206,142	(10,623)
	Canadian Dollar	Buy	10/18/13	255,901	250,569	5,332
	Canadian Dollar	Sell	10/18/13	255,901	253,662	(2,239)
	Euro	Sell	12/18/13	402,553	396,885	(5,668)
	Japanese Yen	Buy	11/20/13	210,064	209,789	275
	Japanese Yen	Sell	11/20/13	210,064	207,879	(2,185)
	Norwegian Krone	Buy	12/18/13	194,395	201,062	(6,667)
	Swiss Franc	Sell	12/18/13	218,089	209,777	(8,312)
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	156,190	154,779	1,411
	British Pound	Buy	12/18/13	203,705	200,162	3,543
	British Pound	Sell	12/18/13	203,705	195,757	(7,948)
	Canadian Dollar	Sell	10/18/13	219,898	218,306	(1,592)
	Euro	Buy	12/18/13	201,751	196,439	5,312
	Euro	Sell	12/18/13	201,751	195,702	(6,049)
	Japanese Yen	Sell	11/20/13	241,209	249,025	7,816
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	689,434	668,448	20,986
	Australian Dollar	Sell	10/18/13	689,434	676,713	(12,721)
	British Pound	Sell	12/18/13	2,607,392	2,505,511	(101,881)
	Canadian Dollar	Sell	10/18/13	50,268	47,790	(2,478)
	Chinese Yuan (offshore)	Sell	11/20/13	372,271	369,506	(2,765)
	Euro	Buy	12/18/13	199,044	196,477	2,567
	Euro	Sell	12/18/13	199,044	196,416	(2,628)
	Japanese Yen	Sell	11/20/13	690,644	691,440	796
	New Taiwan Dollar	Buy	11/20/13	296,419	297,749	(1,330)
	Swedish Krona	Buy	12/18/13	15,144	14,694	450
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	199,804	213,121	(13,317)
	Brazilian Real	Buy	10/18/13	163,165	156,569	6,596
	Brazilian Real	Sell	10/18/13	163,165	156,165	(7,000)
	British Pound	Sell	12/18/13	1,023,864	985,811	(38,053)
	Canadian Dollar	Buy	10/18/13	764,500	754,288	10,212
	Canadian Dollar	Sell	10/18/13	764,500	754,008	(10,492)
	Czech Koruna	Buy	12/18/13	125,184	123,358	1,826
	Czech Koruna	Sell	12/18/13	125,184	121,337	(3,847)
	Euro	Sell	12/18/13	655,452	635,393	(20,059)
	Japanese Yen	Buy	11/20/13	205,999	203,571	2,428
	Japanese Yen	Sell	11/20/13	205,999	206,536	537
	Malaysian Ringgit	Buy	11/20/13	487,078	499,100	(12,022)
	Malaysian Ringgit	Sell	11/20/13	487,078	482,693	(4,385)
	Mexican Peso	Buy	10/18/13	91,095	90,920	175
	Norwegian Krone	Buy	12/18/13	200,116	199,717	399
	Norwegian Krone	Sell	12/18/13	200,116	198,311	(1,805)
	Polish Zloty	Buy	12/18/13	176,024	175,059	965
	Singapore Dollar	Sell	11/20/13	24,234	20,110	(4,124)
	South African Rand	Buy	10/18/13	359,595	362,571	(2,976)
	South African Rand	Sell	10/18/13	359,595	357,839	(1,756)
	South Korean Won	Buy	11/20/13	118,860	117,944	916
	Swedish Krona	Sell	12/18/13	86,392	84,141	(2,251)
	Swiss Franc	Sell	12/18/13	14,606	9,065	(5,541)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	188,900	194,552	(5,652)
	British Pound	Sell	12/18/13	5,106,540	4,906,636	(199,904)
	Euro	Buy	12/18/13	195,256	205,613	(10,357)
	Hungarian Forint	Buy	12/18/13	180,405	180,975	(570)
	Japanese Yen	Sell	11/20/13	197,063	193,052	(4,011)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	729,693	722,403	(7,290)
	Brazilian Real	Buy	10/18/13	279,089	272,473	6,616
	Brazilian Real	Sell	10/18/13	279,089	272,198	(6,891)
	British Pound	Buy	12/18/13	48,378	48,392	(14)
	British Pound	Sell	12/18/13	48,378	46,482	(1,896)
	Canadian Dollar	Sell	10/18/13	4,755	6,235	1,480
	Czech Koruna	Buy	12/18/13	125,184	123,364	1,820
	Czech Koruna	Sell	12/18/13	125,184	121,425	(3,759)
	Euro	Sell	12/18/13	48,306	46,535	(1,771)
	Mexican Peso	Buy	10/18/13	121,484	122,544	(1,060)
	Norwegian Krone	Buy	12/18/13	197,198	193,341	3,857
	Singapore Dollar	Sell	11/20/13	152,576	145,645	(6,931)
	South Korean Won	Buy	11/20/13	237,719	235,109	2,610
	Swiss Franc	Sell	12/18/13	221,187	212,725	(8,462)
UBS AG
	Australian Dollar	Buy	10/18/13	1,374,489	1,352,879	21,610
	Australian Dollar	Sell	10/18/13	1,392,009	1,349,688	(42,321)
	British Pound	Buy	12/18/13	5,251,351	5,038,267	213,084
	Canadian Dollar	Sell	10/18/13	196,317	193,825	(2,492)
	Euro	Buy	12/18/13	3,859,916	3,758,170	101,746
	Japanese Yen	Sell	11/20/13	6,233	2,949	(3,284)
	Mexican Peso	Buy	10/18/13	29,747	32,760	(3,013)
	New Zealand Dollar	Buy	10/18/13	219,442	205,242	14,200
	New Zealand Dollar	Sell	10/18/13	219,442	207,916	(11,526)
	Norwegian Krone	Buy	12/18/13	54,789	57,524	(2,735)
	Singapore Dollar	Sell	11/20/13	172,504	166,567	(5,937)
	Swedish Krona	Buy	12/18/13	205,155	199,010	6,145
	Swiss Franc	Sell	12/18/13	421,904	405,735	(16,169)
	Turkish Lira	Buy	12/18/13	174,510	180,383	(5,873)
	Turkish Lira	Sell	12/18/13	174,510	176,951	2,441
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	1,756,576	1,712,921	43,655
	Australian Dollar	Sell	10/18/13	1,756,576	1,722,471	(34,105)
	British Pound	Sell	12/18/13	282,987	267,406	(15,581)
	Canadian Dollar	Sell	10/18/13	123,923	121,305	(2,618)
	Euro	Sell	12/18/13	2,697,855	2,661,346	(36,509)
	Japanese Yen	Sell	11/20/13	690,644	691,500	856

Total						$(476,712)

FUTURES CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	122	$4,751,725	Dec-13	$(4,539)
FTSE 100 Index (Short)	29	3,018,530	Dec-13	86,537
MSCI EAFE Index Mini (Long)	87	7,896,120	Dec-13	(63,556)
OMXS 30 Index (Short)	40	784,384	Oct-13	9,921
Russell 2000 Index Mini (Short)	39	4,178,460	Dec-13	(75,738)
S&P 500 Index (Long)	3	1,255,725	Dec-13	(9,136)
S&P 500 Index E-Mini (Long)	156	13,059,540	Dec-13	(61,932)
S&P 500 Index E-Mini (Short)	48	4,018,320	Dec-13	18,864
S&P Mid Cap 400 Index E-Mini (Long)	42	5,210,520	Dec-13	46,937
SPI 200 Index (Long)	18	2,192,642	Dec-13	(5,953)
SPI 200 Index (Short)	6	730,881	Dec-13	1,678
Tokyo Price Index (Short)	20	2,434,508	Dec-13	(42,820)
U.S. Treasury Bond 30 yr (Long)	16	2,134,000	Dec-13	47,595
U.S. Treasury Bond Ultra 30 yr (Long)	9	1,278,844	Dec-13	29,458
U.S. Treasury Note 2 yr (Long)	31	6,828,234	Dec-13	19,832
U.S. Treasury Note 2 yr (Short)	26	5,726,906	Dec-13	(16,706)
U.S. Treasury Note 5 yr (Long)	68	8,231,188	Dec-13	116,972
U.S. Treasury Note 10 yr (Long)	26	3,286,156	Dec-13	71,247

Total				$168,661

TBA SALE COMMITMENTS OUTSTANDING at 9/30/13 (proceeds receivable $7,631,992) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, October 1, 2043	$6,000,000	10/10/13	$6,564,375
Federal National Mortgage Association, 4 1/2s, October 1, 2043	1,000,000	10/10/13	1,068,438

Total			$7,632,813

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$12,650,000	(E)	$5,281	12/18/15	3 month USD-LIBOR-BBA	0.75%	$(24,400)
	6,310,000	(E)	9,482	12/18/18	3 month USD-LIBOR-BBA	2.05%	(25,356)
	750,000	(E)	7,659	12/18/43	3 month USD-LIBOR-BBA	3.85%	20,808
	3,200,000	(E)	(3,749)	12/18/23	3 month USD-LIBOR-BBA	3.15%	(61,785)

	Total		$18,673				$(90,733)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$19,671	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(294)
	627,183	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,764)
	131,305	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,044)
	4,639	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	47
	14,106	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	133
	109,204	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,784
	270,117	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,711
	132,481	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,329
	23,509	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	221
	76,315	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	718
	55,337	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	521
	90,532	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(711)
	64,612	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	508
	13,701	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(83)
	6,788	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(41)
	6,788	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(41)
	13,701	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(83)
	35,699	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(217)
	13,701	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(83)
	373,524	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,815)
	10,310	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	103
	28,049	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(220)
	27,403	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(167)
	16,153	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(127)
	87,633	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,304
	172,090	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,679
	3,005	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24)
	3,130	9	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14)
Citibank, N.A.
	52,064	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	522
baskets	82	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(52,255)
units	1,897	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(223)
Credit Suisse International
	$432,764	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	7,137
	373,524	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,815)
	138,269	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,153
	172,090	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,679
	172,090	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,679
Goldman Sachs International
	23,376	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(364)
	23,087	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(545)
	48,562	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(726)
	48,562	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(726)
	415,303	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,465)
	171,765	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,051)
	37,862	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(893)
	12,932	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(201)
	25,857	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(610)
	252,988	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,847)
	459,072	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,147)
	85,548	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,332)
	12,005	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	283
	207,900	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,237
	207,403	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,229
JPMorgan Chase Bank N.A.
	58,640	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,383)
	30,837	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	478

Total		$9				$(71,856)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$(113)
	CMBX NA BBB Index	BBB-/P	482	8,000	5/11/63	300 bp	(291)
	CMBX NA BBB Index	BBB-/P	926	15,000	5/11/63	300 bp	(524)
	CMBX NA BBB Index	BBB-/P	912	16,000	5/11/63	300 bp	(635)
	Barclays Bank PLC
	NA HY Series 20 Index	BBB-/P	(5,850)	180,000	6/20/18	500 bp	4,838
	CMBX NA BBB Index	BBB+/P	1,219	11,000	5/11/63	300 bp	156
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	59	2,000	5/11/63	300 bp	(135)
	CMBX NA BBB Index	BB+/P	733	6,000	5/11/63	300 bp	153
	CMBX NA BBB Index	BBB-/P	582	6,000	5/11/63	300 bp	2
	CMBX NA BBB Index	BBB-/P	134	7,000	5/11/63	300 bp	(543)
	CMBX NA BBB Index	BBB-/P	62	8,000	5/11/63	300 bp	(712)
	CMBX NA BBB Index	BBB-/P	796	10,000	5/11/63	300 bp	(171)
	CMBX NA BBB Index	BBB-/P	1,469	13,000	5/11/63	300 bp	212
	CMBX NA BBB Index	B+/P	1,261	13,000	5/11/63	300 bp	4
	CMBX NA BBB Index	BBB-/P	1,007	13,000	5/11/63	300 bp	(251)
	CMBX NA BBB Index	BBB-/P	855	13,000	5/11/63	300 bp	(402)
	CMBX NA BBB Index	BBB-/P	1,118	14,000	5/11/63	300 bp	(236)
	CMBX NA BBB Index	BBB-/P	426	14,000	5/11/63	300 bp	(928)
	CMBX NA BBB Index	BBB-/P	215	14,000	5/11/63	300 bp	(1,139)
	CMBX NA BBB Index	BBB-/P	247	14,000	5/11/63	300 bp	(1,107)
	CMBX NA BBB Index	BBB-/P	174	15,000	5/11/63	300 bp	(1,276)
	CMBX NA BBB Index	B+/P	1,093	15,000	5/11/63	300 bp	(358)
	CMBX NA BBB Index	B+/P	1,686	22,000	5/11/63	300 bp	(441)
	CMBX NA BBB Index	BBB-/P	1,108	27,000	5/11/63	300 bp	(1,503)
	NA HY Series 20 Index	BBB-/P	(173,644)	4,410,000	6/20/18	500 bp	88,212
	CMBX NA BBB Index	BBB-/P	312	4,000	5/11/63	300 bp	(75)
	CMBX NA BBB Index	BBB-/P	581	6,000	5/11/63	300 bp	1
	CMBX NA BBB Index	BBB-/P	981	11,000	5/11/63	300 bp	(83)
	CMBX NA BBB Index	BBB-/P	1,207	11,000	5/11/63	300 bp	144
	CMBX NA BBB Index	BBB-/P	913	12,000	5/11/63	300 bp	(248)
	CMBX NA BBB Index	BBB-/P	1,438	13,000	5/11/63	300 bp	180
	CMBX NA BBB Index	BBB-/P	1,811	17,000	5/11/63	300 bp	168
	CMBX NA BBB Index	BBB+/P	2,323	22,000	5/11/63	300 bp	196
	Deutsche Bank AG
	NA HY Series 20 Index	BBB-/P	(192,543)	5,868,000	6/20/18	500 bp	155,885
	JPMorgan Chase Bank N.A.
	NA HY Series 20 Index	B+/P	(37,100)	1,120,000	6/20/18	500 bp	29,402

	Total		$(382,734)				$268,382

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2013. Securities rated by Putnam are indicated by “/P.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)
			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

	NA IG Series 21 Index	BB+/P	$(6,038)	$570,000	12/20/18	100 bp	$(698)

	NA IG Series 21 Index	BBB-/P	(23,020)	2,125,000	12/20/18	100 bp	(3,111)

	NA IG Series 21 Index	BBB+/P	(8,591)	800,000	12/20/18	100 bp	(1,096)

	NA IG Series 21 Index	BBB+/P	(2,176)	205,000	12/20/18	100 bp	(255)

	NA IG Series 21 Index	BBB+/P	(3,131)	285,000	12/20/18	100 bp	(461)

	Total		$(42,956)				$(5,621)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2013. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NPR	Nil Paid Rights
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $193,985,050.
(b)	The aggregate identified cost on a tax basis is $206,394,953, resulting in gross unrealized appreciation and depreciation of $25,326,119 and $2,403,753, respectively, or net unrealized appreciation of $22,922,366.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$32,926,752	$3,745,227	$36,671,979	$5,786	$—
	Putnam Short Term Investment Fund *	—	77,479,991	38,652,754	13,650	38,827,237
	Totals	$32,926,752	$81,225,218	$75,324,733	$19,436	$38,827,237
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(UR)	At the reporting period end, 200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,136,709. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $5,276,952, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $55,710,109 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $515,373 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $657,535 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $289,922.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$5,448,696	$—	$—
Capital goods	7,860,743	—	—
Communication services	4,931,465	—	—
Conglomerates	2,139,481	—	—
Consumer cyclicals	12,297,244	68	—
Consumer staples	10,108,551	—	645
Energy	8,965,003	—	—
Financials	18,386,329	—	124,645
Health care	13,895,953	—	—
Technology	14,634,122	—	—
Transportation	1,688,644	—	—
Utilities and power	2,370,746	—	—
Total common stocks	102,726,977	68	125,290
Convertible bonds and notes	—	24,938	—
Convertible preferred stocks	25,916	74,308	—
Corporate bonds and notes	—	35,800,676	—
Foreign government and agency bonds and notes	—	1,237,287	—
Investment companies	1,978,201	—	—
Mortgage-backed securities	—	6,150,816	—
Municipal bonds and notes	—	71,057	—
Preferred stocks	74,119	111,082	—
Senior loans	—	352,615	—
U.S. government and agency mortgage obligations	—	32,062,440	—
Warrants	—	—	—
Short-term investments	39,963,237	8,538,292	—

Totals by level	$144,768,450	$84,423,579	$125,290

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(476,712)	$—
Futures contracts	168,661	—	—
TBA sale commitments	—	(7,632,813)	—
Interest rate swap contracts	—	(109,406)	—
Total return swap contracts	—	(71,865)	—
Credit default contracts	—	688,451	—

Totals by level	$168,661	$(7,602,345)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$724,809	$36,358
Foreign exchange contracts	641,120	1,117,832
Equity contracts	163,937	316,152
Interest rate contracts	333,708	194,103

Total	$1,863,574	$1,664,445

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$118,700,000
Centrally cleared interest rate swap contracts (notional)	$7,200,000
OTC total return swap contracts (notional)	$24,100,000
OTC credit default swap contracts (notional)	$15,300,000
Centrally cleared credit defult rate swap contracts (notional)	$1,200,000
Warrants (number of warrants)	8,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts***	--	--	$258	--	--	--	$ --	--	--	--	--	--	--	--	--	$258
	OTC Total return swap contracts*#	--	13,058		522	14,648	--		6,749	--	478		--	--	--	--	35,455
	OTC Credit default swap contracts*#	--	10,688		--	261,856	348,428		--	--	66,502		--	--	--	--	687,474
	Centrally cleared credit default swap contracts***	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--
	Futures contracts***	--	--	--	--	--	--	--	--	--	--	168,051	--	--	--	--	168,051
	Forward currency contracts#	9,534	2,005	--	111,763	25,156	5,607	--	18,082	24,799	24,054	--	--	16,383	359,226	44,511	641,120
	Securities on loan**	--	--	--	--	--	--	5,130,649	--	--	--	--	--	--	--	--	5,130,649

	Total Assets	$9,534	$25,751	$258	$112,285	$301,660	$354,035	$5,130,649	$24,831	$24,799	$91,034	$168,051	$--	$16,383	$359,226	$44,511	$6,663,007

	Liabilities:
	OTC Interest rate swap contracts*#	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--
	Centrally cleared interest rate swap contracts***	--	--	2,420	--	--	--	--	--	--	--	--	--	--	--	--	2,420
	OTC Total return swap contracts*#	--	19,737		52,478	5,815	--		27,907	--	1,383		--	--	--	--	107,320
	OTC Credit default swap contracts*#	4,156	1,063		--	31,139	--		--	--	--		--	--	--	--	36,358
	Centrally cleared credit default swap contracts***	--	--	2,039	--	--	--	--	--	--	--	--	--	--	--	--	2,039
	Futures contracts***	--	--	--	--	--	--	--	--	--	--	205,074	--	--	--	--	205,074
	Forward currency contracts#	106,673	115,937	--	62,928	86,606	37,937	--	15,589	123,803	127,628	--	220,494	38,074	93,350	88,813	1,117,832

	Total Liabilities	$110,829	$136,737	$4,459	$115,406	$123,560	$37,937	$--	$43,496	$123,803	$129,011	$205,074	$220,494	$38,074	$93,350	$88,813	$1,471,043

	Total Financial and Derivative Net Assets	$(101,295)	$(110,986)	$(4,201)	$(3,121)	$178,100	$316,098	$5,130,649	$(18,665)	$(99,004)	$(37,977)	$(37,023)	$(220,494)	$(21,691)	$265,876	$(44,302)	$5,191,964
	Total collateral received (pledged)##†	$(101,295)	$(10,000)	$--	$676,012	$178,100	$316,098	$5,130,649	$--	$--	$--	$--	$(109,978)	$--	$231,313	$--	$6,310,899
	Net amount	$--	$(100,986)	$(4,201)	$(679,133)	$--	$--	$--	$(18,665)	$(99,004)	$(37,977)	$(37,023)	$(110,516)	$(21,691)	$34,563	$(44,302)	$(1,118,935)

*	Excludes premiums.

**	Included with Investments in securities.

#	Covered by master netting agreement.

***	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013